As filed with the Securities and Exchange Commission on May 23, 2008
                                                             File Nos. 333-16093
                                                                        811-7923

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 36
                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 37

                                CNI CHARTER FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Address of Principal Executive Office)

                                        (800) 708-8881 (Registrant's Telephone
                     Number, Including Area Code)

                             William J. Souza, Esq.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)
                              -------------------------

                        It is proposed that this filing will become effective:
                        _____ immediately upon filing pursuant to Rule 485(b)

                        _____  on ___________ pursuant to Rule 485(b)

                          X    60 days after filing pursuant to Rule 485(a)(1)
                        _____

                        _____  75 days after filing pursuant to Rule 485(a)(2)

                        _____  on ___________ pursuant to Rule 485(a)(1)


                     Please Send Copy of Communications to:

                                 MICHAEL GLAZER
                      Paul, Hastings, Janofsky & Walker LLP
                       515 South Flower Street, 25th Floor
                          Los Angeles, California 90071

                                CNI CHARTER FUNDS

                          Prospectus Dated June __, 2008



                                     Class E



                            Opportunistic Value Fund

Prospectus dated June __, 2008


Class E

Opportunistic Value Fund


INVESTMENT MANAGER:

City National Asset Management, Inc.


SUB-ADVISER:

SKBA Capital Management, LLC


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.



TABLE OF CONTENTS

THE FUND.......................................................................1

MANAGEMENT OF THE FUND.........................................................3

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS..........................5

HOW TO BUY AND SELL SHARES.....................................................5

DIVIDENDS AND TAXES............................................................9

PRIVACY PRINCIPLES............................................................11

FOR MORE INFORMATION..........................................................12


More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Class E shares of the Opportunistic Value Fund (the "Fund"), a series of CNI Charter Funds. Class E shares are intended for corporations, foundations, endowments and other similarly sophisticated organizations and their retirement plans. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and minimum investments.

THE FUND

Our Goal
--------

The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.


Principal Strategy
------------------


The Fund's sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations that are currently undervalued in the opinion of the Fund's sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $5 billion and companies with capitalizations of $1.5 billion to $5.5 billion, respectively (using the ranges used by Standard & Poor's, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).



In selecting investments, the Fund's sub-adviser evaluates the ratio of relative market capitalization to revenues ("RMCR") of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company's history. The Fund's sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company's earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management's alignment with shareholders' interests.



The Fund's sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to control overall portfolio risk. The sub-adviser reviews and may adjust the portfolio's overall weightings to a sector when it reaches the greater of 15% of the Fund's portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund's assets in a sector.


The Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser's target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security's value exceeds 5% of the value of the Fund's investment portfolio.


Principal Risks of Investing in the Fund
----------------------------------------

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Equity Securities - By investing primarily in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested primarily in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated to (i.e., rank lower than) those of preferred stockholders, bondholders and other creditors of the issuer.


Investment Style - The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.



Medium Capitalization (Mid-Cap) Companies - The Fund invests in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity, than the securities of large-capitalization companies.


Manager Risk - The performance of the Fund depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds. In addition, the Fund could fail to meet its investment objective.


Fund Performance
----------------

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.


Fees and Expenses of the Fund
-----------------------------

This table describes the fees and expenses you may pay if you buy and hold Class E shares of the Fund. You pay no sales charges or transaction fees for buying or selling Class E shares of the Fund.

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets
     as a % of average annual net assets)
Management Fee(1)                                           0.50%
Other Expenses(2)                                           0.21%
-----------------------------------------------------------------
Total Annual Fund Operating
Expenses(3)                                                 0.71%

(1) The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.
(2) "Other Expenses" are estimated.


(3) The Fund's sub-adviser has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Class E TotalAnnual Fund Operating Expenses at or below 0.75%, effective until January 30, 2009. Prior to that date, the expense limitation agreement may only be terminated by the Board of Trustees of CNI Charter Funds. "Operating Expenses" is defined to include all expenses necessary or appropriate for the operation of the Fund, but does not include any front-end or contingent deferred loads, taxes, interest, brokerage commissions, or extraordinary expenses such as litigation. Any fee reductions or reimbursements may be repaid to the sub-adviser within three years after they occur if such repayments can be achieved within the Fund's expense limit at the time such expenses were incurred, if any, and if certain other conditions are satisfied.



Example
-------

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class E shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as indicated above. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year        3 Years
       --------------- -------------
            $73            $227


MANAGEMENT OF THE FUND


Investment Manager
------------------

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s, with approximately $6.3 billion in assets under management as of December 31, 2007. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2007, CNB and its affiliates had approximately $59 billion in assets under administration, which includes $37.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.


Sub-Adviser
-----------

SKBA Capital Management, LLC ("SKBA") serves as sub-adviser to the Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by Convergent Capital Management LLC, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2007, had $622 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Fund's portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been in his or her current position with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees' approval of CNAM's sub-advisory agreement with SKBA with respect to the Fund will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Other Sub-Advisers
------------------

Under current law, the appointment of a sub-adviser generally would require the approval of the Fund's shareholders. CNI Charter Funds (the "Trust"), of which the Fund is a series, has received an exemption order from the Securities and Exchange Commission (the "SEC") which permits CNAM, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Trust to operate in a less costly and more efficient manner. Because SKBA is affiliated with CNAM, this exemption would not apply to SKBA. CNAM has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees but without obtaining shareholder approval.

Administrator
-------------

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.


Distributor
-----------

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.


NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Defensive Investments - The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Fund's sub-adviser, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover - The Fund's sub-adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

Sector Concentration - From time to time the Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent the Fund's assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.

HOW TO BUY AND SELL SHARES


Here are the details you should know about how to purchase and sell (sometimes called "redeem") shares of the Fund.


Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.



How and when we calculate the Fund's net asset value per share ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays.


If your Authorized Institution receives your purchase or redemption order from you in proper form on a business day before its deadline, which may be no later than the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order on a business day after its deadline, we will price your order at the next day's NAV.


How to Buy Shares
-----------------

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.


Foreign Investors
-----------------

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.


Customer Identification and Verification
----------------------------------------

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.


The Fund is required by law to reject your investment if the required identifying information is not provided.


In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill the Authorized Institution's legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.


Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.


Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.


However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


Anti-Money Laundering Program
-----------------------------

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


How to Sell Shares
------------------

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.


We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.


Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------


The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.


SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days and multiple round trips within several months. These parameters are subject to change.


Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or the Transfer Agent will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and works with each intermediary in enforcing the Fund's policies and procedures if suspicious activity is detected. In addition, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.






How We Calculate NAV
--------------------

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of each class of the Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's or SKBA's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. More details about how we calculate the NAV for the Fund are in the SAI.


Purchase and Account Balance Minimums
-------------------------------------

The minimum purchase and shareholder balance for Class E Shares is $5 million. There is no minimum requirement for subsequent investments in Class E Shares. The Fund reserves the right to change the minimum amount required to open an account without prior notice, and has the right to redeem a shareholder's account when it drops below its minimum required balance. The Fund may accept investments of smaller amounts at its discretion.

DIVIDENDS AND TAXES

Dividends
---------

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Following its fiscal year end (September
30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.


Taxes
-----

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. Each sale of Fund shares is a taxable event.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.

PRIVACY PRINCIPLES

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.

FOR MORE INFORMATION


Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's first Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please visit the Fund's website at www.cnicharterfunds.com or contact:

        SEI Investments Distribution Co.
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456
        1-888-889-0799


To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution). We will begin sending you individual copies thirty days after receiving your request.

Information about the Fund, including the SAI, may be reviewed and copied:

    o  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

    o  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

    o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.











CNI Charter Funds' Investment Company Act file number: 811-07923.




                                                                 CNI-PS-___-____

                                CNI CHARTER FUNDS

                          Prospectus Dated June __, 2008



                               Institutional Class



                            Opportunistic Value Fund

Prospectus dated June __, 2008


Institutional Class

Opportunistic Value Fund


INVESTMENT MANAGER:

City National Asset Management, Inc.


SUB-ADVISER:

SKBA Capital Management, LLC


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.


TABLE OF CONTENTS

THE FUND.......................................................................1

MANAGEMENT OF THE FUND.........................................................3

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS..........................5

HOW TO BUY, SELL AND EXCHANGE SHARES...........................................6

DIVIDENDS AND TAXES...........................................................10

PRIVACY PRINCIPLES............................................................11

FOR MORE INFORMATION..........................................................13


More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Institutional Class shares of the Opportunistic Value Fund (the "Fund"), a series of CNI Charter Funds. Only financial institutions and financial intermediaries may purchase Institutional Class shares for their own accounts or on behalf of their customers. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and minimum investments.

THE FUND

Our Goal
--------

The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.


Principal Strategy
------------------


The Fund's sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations that are currently undervalued in the opinion of the Fund's sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $5 billion and companies with capitalizations of $1.5 billion to $5.5 billion, respectively (using the ranges used by Standard & Poor's, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).


In selecting investments, the Fund's sub-adviser evaluates the ratio of relative market capitalization to revenues ("RMCR") of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company's history. The Fund's sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company's earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management's alignment with shareholders' interests.


The Fund's sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to control overall portfolio risk. The sub-adviser reviews and may adjust the portfolio's overall weightings to a sector when it reaches the greater of 15% of the Fund's portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund's assets in a sector.

The Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser's target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security's value exceeds 5% of the value of the Fund's investment portfolio.


Principal Risks of Investing in the Fund
----------------------------------------

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Equity Securities - By investing primarily in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested primarily in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated to (i.e., rank lower than) those of preferred stockholders, bondholders and other creditors of the issuer.


Investment Style - The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.


Medium Capitalization (Mid-Cap) Companies - The Fund invests in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity, than the securities of large-capitalization companies.


Manager Risk - The performance of the Fund depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds. In addition, the Fund could fail to meet its investment objective.


Fund Performance
----------------

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.


Fees and Expenses of the Fund
-----------------------------

This table describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund. You pay no sales charges or transaction fees for buying or selling Institutional Class shares of the Fund.

Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets
     as a % of average annual net assets)
Management Fee(1)                                           0.50%
Other Expenses
   Shareholder Servicing Fee                      0.25%
   Other Fund Expenses(2)                         0.21%
Total Other Expenses(2)                                     0.46%

--------------------------------------------------------------
Total Annual Fund Operating Expenses(3)
                                                            0.96%

(1) The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.
(2) "Other Expenses" and "Total Other Expenses" are estimated.

(3) The Fund's sub-adviser has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Institutional Class Total Annual Fund Operating Expenses at or below 1.00%, effective until January 30, 2009. Prior to that date, the expense limitation agreement may only be terminated by the Board of Trustees of CNI Charter Funds. "Operating Expenses" is defined to include all expenses necessary or appropriate for the operation of the Fund, but does not include any front-end or contingent deferred loads, taxes, interest, brokerage commissions, or extraordinary expenses such as litigation. Any fee reductions or reimbursements may be repaid to the sub-adviser within three years after they occur if such repayments can be achieved within the Fund's expense limit at the time such expenses were incurred, if any, and if certain other conditions are satisfied.


Example
-------

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as indicated above. The Example should not be considered a representation of past or future expenses or performance.
 Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year        3 Years
       --------------- -------------
            $98            $306



MANAGEMENT OF THE FUND


Investment Manager
------------------

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s, with approximately $6.3 billion in assets under management as of December 31, 2007. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2007, CNB and its affiliates had approximately $59 billion in assets under administration, which includes $37.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.


Sub-Adviser
-----------

SKBA Capital Management, LLC ("SKBA") serves as sub-adviser to the Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by Convergent Capital Management LLC, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2007, had $622 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Fund's portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been in his or her current position with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees' approval of CNAM's sub-advisory agreement with SKBA with respect to the Fund will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Other Sub-Advisers
------------------

Under current law, the appointment of a sub-adviser generally would require the approval of the Fund's shareholders. CNI Charter Funds (the "Trust"), of which the Fund is a series, has received an exemption order from the Securities and Exchange Commission (the "SEC") which permits CNAM, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Trust to operate in a less costly and more efficient manner. Because SKBA is affiliated with CNAM, this exemption would not apply to SKBA. CNAM has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees but without obtaining shareholder approval.

Administrator
-------------

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distributor
-----------

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.


Shareholder Servicing Fees
--------------------------

The Fund is subject to a shareholder services agreement that allows the Fund to pay fees to City National Bank for services provided to Institutional Class shareholders. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment. Annual shareholder servicing fees under the agreement are 0.25% of average daily net assets for Institutional Class shares of the Fund.


Pursuant to the shareholder services agreement, City National Bank will provide or arrange with other service providers for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of Institutional Class shares of the Fund, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of City National Bank, another service provider, or their nominees; and such other information and assistance to shareholders as may be reasonably requested by such shareholders.


NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Defensive Investments - The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Fund's sub-adviser, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover - The Fund's sub-adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

Sector Concentration - From time to time the Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent the Fund's assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.



HOW TO BUY, SELL AND EXCHANGE SHARES


Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.


Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.


How and when we calculate the Fund's net asset value per share ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays.


If your Authorized Institution receives your purchase or redemption order from you in proper form on a business day before its deadline, which may be no later than the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order on a business day after its deadline, we will price your order at the next day's NAV.


How to Buy Shares
-----------------

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the

Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.


Foreign Investors
-----------------

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.


Customer Identification and Verification
----------------------------------------

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill the Authorized Institution's legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


Anti-Money Laundering Program
-----------------------------

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance

Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


How to Sell Shares
------------------

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.


How to Exchange Shares
----------------------

You may exchange Institutional Class shares of the Fund for Institutional Class shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAVs of the relevant Funds next calculated after we receive your exchange request. To exchange shares of the Fund, you should contact your Authorized Institution.


Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.

SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days and multiple round trips within several months. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or the Transfer Agent will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and works with each intermediary in enforcing the Fund's policies and procedures if suspicious activity is detected. In addition, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


How We Calculate NAV
--------------------

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of each class of the Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's or SKBA's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. More details about how we calculate the NAV for each Fund are in the SAI.


Purchase and Account Balance Minimums
-------------------------------------

The minimum purchase and shareholder account balance for Institutional Class Shares is $1 million. There is no minimum requirement for subsequent investments in Institutional Class Shares. The Fund has the right to redeem a shareholder's account when it drops below its minimum required balance. In addition to the Fund's requirements, you will have to comply with any purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

DIVIDENDS AND TAXES

Dividends
---------

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Following its fiscal year end (September
30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.


Taxes
-----

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the

Fund. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. Each sale or exchange of Fund shares is a taxable event.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.

PRIVACY PRINCIPLES

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.

FOR MORE INFORMATION


Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's first Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please visit the Fund's website at www.cnicharterfunds.com or contact:

        SEI Investments Distribution Co.
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456
        1-888-889-0799


To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution). We will begin sending you individual copies thirty days after receiving your request.

Information about the Fund, including the SAI, may be reviewed and copied:

    o  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

    o  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

    o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.








CNI Charter Funds' Investment Company Act file number: 811-07923.




                                                                 CNI-PS-___-____

                                CNI CHARTER FUNDS

                          Prospectus Dated June __, 2008



                                     Class N



                            Opportunistic Value Fund

Prospectus Dated June __, 2008

Class N

Opportunistic Value Fund


INVESTMENT MANAGER:

City National Asset Management, Inc.


SUB-ADVISER:

SKBA Capital Management, LLC


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank. Investing in mutual funds involves risks, including possible loss of principal.


Table Of Contents

The Fund.......................................................................1

Management Of The Fund.........................................................3


Non-Principal Investment Strategies And Related Risks..........................6


How To Buy, Sell And Exchange Shares...........................................6

Dividends and Taxes...........................................................10

Privacy Principles............................................................12

For More Information..........................................................13



More detailed information on all subjects covered in this prospectus is contained in the Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the Fund described herein should request the SAI and review it before purchasing shares.

This prospectus offers Class N shares of the Opportunistic Value Fund (the "Fund"), a series of CNI Charter Funds. Class N shares are intended for individual investors, partnerships, corporations, and other accounts that have diversified investment needs. The Fund offers other classes of shares which are subject to the same management fees and other expenses but may be subject to different distribution fees, shareholder servicing fees and minimum investments.

The Fund

Our Goal
--------


The Fund seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities which are undervalued. The goal of the Fund can only be changed with shareholder approval.


Principal Strategy
------------------



The Fund's sub-adviser uses a bottom-up investment process to invest primarily in a diversified portfolio of common and preferred equity securities of large-cap and mid-cap U.S. corporations that are currently undervalued in the opinion of the Fund's sub-adviser. Large-cap and mid-cap companies are defined for this purpose as companies with market capitalizations of greater than $5 billion and companies with capitalizations of $1.5 billion to $5.5 billion, respectively (using the ranges used by Standard & Poor's, a company that provides financial market data to institutional clients and calculates, distributes and services the S&P Indexes, for companies included in its large-cap and mid-cap indexes).


In selecting investments, the Fund's sub-adviser evaluates the ratio of relative market capitalization to revenues ("RMCR") of each company it considers for investment, in relation to the ratios for an index of 1,000 companies created by the sub-adviser and that company's history. The Fund's sub-adviser further analyzes companies that pass its RMCR valuation filter to determine each company's earnings power, or long-term ability to generate profit for reinvestment or distribution to shareholders, focusing on factors such as balance sheet and income statement improvement, competitive position, industry prospects and management's alignment with shareholders' interests.



The Fund's sub-adviser seeks to construct a portfolio of 40-60 stocks diversified by industry sector to control overall portfolio risk. The sub-adviser reviews and may adjust the portfolio's overall weightings to a sector when it reaches the greater of 15% of the Fund's portfolio or two times the portion of that sector within the Russell 1000 Value Index. The Fund may from time to time invest up to 40% of the Fund's assets in a sector.

The Fund typically holds investments for one to five years. The Fund sells a portfolio security when the sub-adviser determines that the price of the security has reached the sub-adviser's target price, the sub-adviser expects or observes a long-term deterioration of company fundamentals, the sub-adviser identifies more compelling investment ideas, a company exhibits a lack of shareholder orientation or the security's value exceeds 5% of the value of the Fund's investment portfolio.


Principal Risks of Investing in the Fund
----------------------------------------

As with any mutual fund, there are risks to investing in the Fund. We cannot guarantee that we will meet our investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Equity Securities - By investing primarily in common and preferred equity securities, the Fund may expose you to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund primarily invested in equity securities, the value of your investment will fluctuate on a day-to-day and cyclical basis with movements in the stock market, as well as in response to the activities of individual companies. In addition, individual companies may report poor results or be negatively affected by industry-wide and/or economic trends and developments. The rights of a company's common stockholders to dividends and upon liquidation of the company generally are subordinated to (i.e., rank lower than) those of preferred stockholders, bondholders and other creditors of the issuer.



Investment Style - The Fund's sub-adviser primarily uses a value style to select investments for the Fund. This style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.



Medium Capitalization (Mid-Cap) Companies - The Fund invests in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity, than the securities of large-capitalization companies.

Manager Risk - The performance of the Fund depends on the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the equity market or similar funds. In addition, the Fund could fail to meet its investment objective.


Fund Performance
----------------

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.


Fees and Expenses of the Fund
-----------------------------

This table describes the fees and expenses you may pay if you buy and hold Class N shares of the Fund. You pay no sales charges or transaction fees for buying or selling Class N shares of the Fund.


Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets
     as a % of average annual net assets)
Management Fee(1)                                           0.50%
Distribution (12b-1) Fees                                   0.25%
Other Expenses
   Shareholder Servicing Fee                      0.25%
   Other Fund Expenses(2)                         0.21%

Total Other Expenses(2)                                     0.46%
--------------------------------------------------------------
Total Annual Fund Operating
Expenses(3)                                                 1.21%


(1) The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.
(2) "Other Expenses" and "Total Other Expenses" are estimated.

(2) The Fund's sub-adviser has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Class N Total Annual Fund Operating Expenses at or below 1.25%, effective until January 30, 2009. Prior to that date, the expense limitation agreement may only be terminated by the Board of Trustees of CNI Charter Funds. "Operating Expenses" is defined to include all expenses necessary or appropriate for the operation of the Fund, but does not include any front-end or contingent deferred loads, taxes, interest, brokerage commissions, or extraordinary expenses such as litigation. Any fee reductions or reimbursements may be repaid to the sub-adviser within three years after they occur if such repayments can be achieved within the Fund's expense limit at the time such expenses were incurred, if any, and if certain other conditions are satisfied.


Example
-------

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as indicated above. The Example should not be considered a representation of past or future expenses or performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year        3 Years
       ----------------------------
            $123          $384


Management Of The Fund


Investment Manager
------------------

City National Asset Management, Inc. ("CNAM" or the "Investment Manager") provides the Fund with investment management services. CNAM's address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

CNAM is a wholly owned subsidiary of City National Bank ("CNB"), a federally chartered commercial bank founded in the early 1950s, with approximately $6.3 billion in assets under management as of December 31, 2007. CNB is itself a wholly owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 40 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2007, CNB and its affiliates had approximately $59 billion in assets under administration, which includes $37.8 billion in assets under management.

CNAM receives for its investment management services a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's investment advisory agreement with CNAM will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.


Sub-Adviser
-----------

SKBA Capital Management, LLC ("SKBA") serves as sub-adviser to the Fund. SKBA is located at 44 Montgomery Street, Suite 3500, San Francisco, California 94104, and is indirectly majority owned by Convergent Capital Management LLC, which in turn is owned by City National Corporation. SKBA provides investment advisory services to a variety of clients, and as of December 31, 2007, had $622 million in assets under management.

All SKBA client accounts are managed by an investment strategy team led by Andrew W. Bischel (CEO and Chief Investment Officer). The strategy team for the Fund meets at least weekly to discuss and decide which securities should be added to or sold from the Fund's portfolio. The members of the strategy team are Mr. Bischel, Kenneth J. Kaplan (Chairman), Josh J. Rothe (President and Director of Equity Research), Matthew D. Zuck (Senior Vice President and Director of Corporate Development) and Shelley H. Mann (Senior Vice President and Director of Trading). Each of these individuals has been in his or her current position with SKBA for at least the last five years.

A discussion regarding the basis of the Board of Trustees' approval of CNAM's sub-advisory agreement with SKBA with respect to the Fund will be available in the Fund's Annual Report for the fiscal year ending September 30, 2008.

Other Sub-Advisers
------------------

Under current law, the appointment of a sub-adviser generally would require the approval of the Fund's shareholders. CNI Charter Funds (the "Trust"), of which the Fund is a series, has received an exemption order from the Securities and Exchange Commission (the "SEC") which permits CNAM, subject to certain conditions required by the SEC, to add a sub-adviser or replace any unaffiliated sub-adviser with a new unaffiliated, third-party sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, would be notified of any change in any of the sub-advisers and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Trust to operate in a less costly and more efficient manner. Because SKBA is affiliated with CNAM, this exemption would not apply to SKBA. CNAM has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. CNAM may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees but without obtaining shareholder approval.

Administrator
-------------

SEI Investments Global Funds Services (the "Administrator") serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distributor
-----------

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

Distribution of Fund Shares
---------------------------

The Fund has adopted a plan (the "Plan") for its Class N shares under Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Fund to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of its Class N shares. The Distributor may pay some or all of such distribution fees to broker-dealers and other financial intermediaries (primarily CNB and its affiliates) as compensation for providing distribution-related services. Although the Fund does not have a front-end load, because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodging, and gifts that do not exceed $100 per year, per individual.

Shareholder Servicing Fees
--------------------------

The Fund is subject to a shareholder service agreement that allows the Fund to pay fees to City National Bank for services provided to Class N shareholders. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment. Annual shareholder servicing fees under the agreement are 0.25% of average daily net assets for Class N shares of the Fund.


Pursuant to the shareholder services agreement, City National Bank will provide or arrange with other service providers for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of Institutional Class shares of the Fund, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of City National Bank, another service provider, or their nominees; and such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Non-Principal Investment Strategies And Related Risks

The risks of the Fund referred to below are related to investment strategies that are material but not principal strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Defensive Investments - The strategies described in this prospectus are those the Fund uses under normal circumstances. At the discretion of the Fund's sub-adviser, the Fund may invest up to 100% of its assets in cash or cash equivalents for temporary defensive purposes. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover - The Fund's sub-adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has owned that security. Buying and selling securities generally involves some expense to the Fund, such as commissions paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. On the other hand, the Fund may from time to time realize commission costs in order to engage in tax minimization strategies if the result is a greater enhancement to the value of the Fund share than the transaction cost to achieve it. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more is considered high.

Sector Concentration - From time to time the Fund may invest a significant portion of its total assets in various industries in one or more sectors of the economy. To the extent the Fund's assets are invested in a sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.



How To Buy, Sell And Exchange Shares


Here are the details you should know about how to purchase, sell (sometimes called "redeem") and exchange shares.

Shares of the Fund are offered only through approved broker-dealers or other financial institutions (each an "Authorized Institution"). Your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.


How and when we calculate the Fund's net asset value per share ("NAV") determines the price at which you will buy or sell shares. We calculate the NAV of the Fund as of the close of trading on the NYSE every day the NYSE is open. Shares may be purchased or sold on any day that the NYSE is open for business. Shares, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed. The NYSE usually closes at 4:00 p.m. Eastern time on weekdays.


If your Authorized Institution receives your purchase or redemption order from you in proper form on a business day before its deadline, which may be no later than the close of trading on the NYSE, we will price your order at that day's NAV. If your Authorized Institution receives your order on a business day after its deadline, we will price your order at the next day's NAV.


How to Buy Shares
-----------------

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund. The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.


Foreign Investors
-----------------

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.


Customer Identification and Verification
----------------------------------------

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


What this means to you: when you open an account, your Authorized Institution will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill the Authorized Institution's legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


Anti-Money Laundering Program
-----------------------------

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


How to Sell Shares
------------------

You may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures, including deadlines for receipt by the Authorized Institution of your share redemption instructions. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

We generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities rather than cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

The Fund may suspend your right to redeem your shares if the New York Stock Exchange (the "NYSE") or the Federal Reserve restricts trading, the SEC declares an emergency or for other reasons, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.


How to Exchange Shares
----------------------

You may exchange Class N shares of the Fund for Class N shares of any other CNI Charter Fund in which you are eligible to invest on any business day. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAVs of the relevant Funds next calculated after we receive your exchange request. To exchange shares of the Fund, you should contact your Authorized Institution.


Frequent Purchases and Redemptions of Fund Shares
-------------------------------------------------

The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase, including transactions representing excessive trading and transactions accepted by any shareholder's Authorized Institution.


SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency), transfer agent to the Fund (the "Transfer Agent"), has procedures in place designed to detect and prevent market timing activity. CNAM also participates in the enforcement of the Fund's market timing prevention policy by monitoring transaction activity in the Fund. CNAM and the Transfer Agent currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a "round trip") within 30 days and multiple round trips within several months. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or the Transfer Agent will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and works with each intermediary in enforcing the Fund's policies and procedures if suspicious activity is detected. In addition, the Fund's distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


How We Calculate NAV
--------------------

NAV for one share of a class of the Fund is the value of that share's portion of the net assets (i.e., assets less liabilities) attributable to that class of the Fund. We calculate the NAV of each class of the Fund by dividing the total net value of the assets attributable to the class by the number of outstanding shares of that class. We base the value of the Fund's investments on their market values, usually the last price reported for each security before the close of the market that day. A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable, fair value prices may be determined by the Fund's Fair Value Committee in good faith using methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV, the Fair Value Committee will determine the security's fair value. In determining the fair value of a security, the Fair Value Committee will consider CNAM's or SKBA's valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. More details about how we calculate the NAV for the Fund are in the SAI.


Purchase and Account Balance Minimums
-------------------------------------

The minimum purchase for Class N Shares is $1,000. However, there is no minimum shareholder account balance requirement. In addition, you will have to comply with any purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

Dividends and Taxes

Dividends
---------

The Fund will declare and distribute investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Following its fiscal year end (September
30), the Fund may make additional distributions to avoid the imposition of a tax.

We will automatically reinvest your dividends and capital gains distributions in additional full or fractional shares of the Fund, unless you instruct your Authorized Institution in writing prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your Authorized Institution receives your written notice. To cancel your election, please send your Authorized Institution written notice. Proceeds from dividends or distributions will normally be wired to your Authorized Institution on the business day after dividends or distributions are credited to your account.


Taxes
-----

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan. Distributions you receive from the Fund may be taxable whether or not you reinvest them in the Fund. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to capital gains. Each sale or exchange of Fund shares is a taxable event.

Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the character of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of the tax status of distributions. Any redemption of the Fund's shares or any exchange of the Fund's shares for another Fund will be treated as a sale, and any gain on the transaction may be taxable.

You must provide your Authorized Institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 28%.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. If you do not check, and you buy shares of the Fund just before a distribution, you will pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may have not participated in the Fund's appreciation.

More information about taxes is contained in the SAI.

Privacy Principles

CNI Charter Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the CNI Charter Funds Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund's Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of CNI Charter Funds' Statement of Privacy Principles is available at www.cnicharterfunds.com. Should you have any questions regarding the Fund's Privacy Principles, please contact your investment professional or the Fund's at 1-888-889-0799.

For More Information


Additional information is available free of charge in the Statement of Additional Information ("SAI"). The SAI is incorporated by reference (legally considered part of this document). In the Fund's first Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports. To receive a free copy of this prospectus, the SAI, or the Annual and Semi-Annual Reports (when available), please visit the Fund's website at www.cnicharterfunds.com or contact:

        SEI Investments Distribution Co.
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456
        1-888-889-0799


To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-888-889-0799 (or contact your Authorized Institution). We will begin sending you individual copies thirty days after receiving your request.

Information about the Fund, including the SAI, may be reviewed and copied:

   o  at the SEC's Public Reference Room in Washington, D.C. at 1-202-942-8090;

   o  on the EDGAR database on the SEC's Internet site at www.sec.gov; or

   o by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

If you have questions about the Fund, please call 1-888-889-0799 or visit www.cnicharterfunds.com.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.







CNI Charter Funds' Investment Company Act file number: 811-07923.




                                                                 CNI-PS-___-____

                                                                CNI-SX-___-____

                       STATEMENT OF ADDITIONAL INFORMATION

                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                            OPPORTUNISTIC VALUE FUND

                 Institutional Class, Class E and Class N Shares


                                  June _, 2008



Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by, City National Bank ("CNB"). Investing in mutual funds and other securities involves risks, including possible loss of principal.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Institutional Class, Class E and Class N prospectuses dated June 1, 2008 (the "Prospectuses"), which may be amended from time to time, for the Opportunistic Value Fund (the "Fund").

The Fund is a series of CNI Charter Funds (the "Trust"), an open-end, management investment company. The Fund is a diversified fund, which means that it may not, with respect to at least 75% of its total assets, invest more than 5% of its total assets invested in the securities of one issuer (and may not own more than 10% of the outstanding voting securities of such issuer), plus cash, Government securities, and securities of other investment companies.

The Large Cap Growth Equity Fund, Large Cap Value Equity Fund, RCB Small Cap Value Fund, Multi-Asset Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "CNI Funds") series of the Trust, and the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund and AHA Socially Responsible Equity Fund (collectively, the "AHA Funds") series of the Trust, are offered through separate prospectuses and separate statements of additional information.

To obtain a free copy of the above-referenced Prospectuses for the Fund or the prospectuses or statement of additional information for the CNI Funds, please call 1-888-889-0799 or visit www.cnicharterfunds.com. To obtain a free copy of the above-referenced prospectuses or statement of additional information for the AHA Funds, please call 1-800-445-1341 or visit www.ahafunds.org.



                                                              CNI-SX-_____-_____

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

GENERAL INFORMATION.........................................................1

INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS...............................1

INVESTMENT RESTRICTIONS OF THE FUND........................................15

MANAGEMENT OF THE TRUST....................................................17

PORTFOLIO TRANSACTIONS.....................................................28

DISTRIBUTIONS AND TAXES....................................................29

SHARE PRICE CALCULATION....................................................34

DISTRIBUTION PLAN..........................................................36

SHAREHOLDER SERVICES AGREEMENT.............................................37

EXPENSES...................................................................38

CODE OF ETHICS.............................................................38

DISCLOSURE OF PORTFOLIO HOLDINGS...........................................38

PROXY VOTING...............................................................40

GENERAL INFORMATION........................................................40

PERFORMANCE INFORMATION....................................................41

PURCHASE AND REDEMPTION OF SHARES..........................................43

OTHER INFORMATION..........................................................44

APPENDIX A - RATINGS OF INVESTMENT SECURITIES..............................45

APPENDIX B -  PROXY VOTING POLICIES OF SUB-ADVISER.........................50

                               GENERAL INFORMATION

The Trust plans to commence operations of the Fund on June 1, 2008. City National Asset Management, Inc. ("CNAM, Inc." or the "Investment Manager") serves as investment adviser to the Fund. SKBA Capital Management, LLC ("SKBA" or the "Sub-Adviser) serves as the Fund's sub-adviser.

                  INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS

The Prospectuses describe the principal strategies and investment risks of investing in the Fund. This SAI provides additional information about the Fund's principal strategies and risks and describes non-principal strategies and risks of the Fund that an investor should also consider. Unless otherwise indicated, any stated percentage investment limitations apply at the time of purchase.

EQUITY SECURITIES

The Fund will invest in equity securities as a principal investment strategy. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the values of equity securities in which the Fund invests may cause the net asset value of the Fund to fluctuate.

Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Preferred stock is a blend of the characteristics of a bond and common stock and may be held by the Fund. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

CONVERTIBLE SECURITIES AND WARRANTS

The Fund may invest in convertible securities and warrants as a non-principal investment strategy. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay fixed dividends. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein). The Fund may not invest more than 5% of the value of the Fund's total assets in warrants, including not more than 2% of such assets in warrants not listed on a U.S. stock exchange. Rights and warrants attached to, received in exchange for, or as a distribution on, other securities are not subject to this restriction.

FIXED INCOME SECURITIES

The Fund may invest in fixed income securities as a non-principal investment strategy. Fixed income securities are debt obligations issued by the U.S. Government and its agencies, corporations, municipalities and other borrowers. The market values of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Investors should recognize that, in periods of declining interest rates, the returns of a fund that invests in debt securities will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the returns of a fund that invests in debt securities will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to such a fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolio, thereby reducing such fund's current returns. In periods of rising interest rates, the opposite can be expected to occur. Changes in the ability of an issuer to make payments of interest and principal, in the market's perception of its creditworthiness, and in the rating of any fixed income security by recognized rating agencies also affect the market value of that issuer's debt securities. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset values. See attached Appendix A for a discussion of fixed income ratings.

The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

Corporate Bonds. The Fund may invest in corporate bonds as a non-principal investment strategy. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay bondholders interest and to repay the principal amount of the bond or note.

Variable and Floating Rate Instruments. The Fund may invest in variable and floating rate instruments as a non-principal investment strategy. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

U.S. GOVERNMENT AGENCY OBLIGATIONS

The Fund may invest in U.S. Government agency obligations as a non-principal investment strategy. Various agencies of the U.S. Government issue or guarantee obligations, including but not limited to the Federal Home Loan Bank ("FHLB"), Export/Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and Tennessee Valley Authority. The Fund may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued or guaranteed by, among others, the FHLB, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA and U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA), while others are supported by the right of the issuer to borrow from the U.S. Treasury. A guarantee of principal by an agency or instrumentality of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market for and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

The Fund may, as a non-principal investment strategy, invest in U.S. Treasury Obligations, which consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

ILLIQUID SECURITIES

The Fund may invest in illiquid securities as a non-principal investment strategy. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Restricted securities may not be sold freely to the public absent registration under the 1933 Act, or an exemption from registration.

The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-Adviser pursuant to guidelines approved by the Board. The Sub-Adviser will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades for the security, (2) the number of dealers willing and ready to purchase and sell the security, (3) whether any dealers have agreed to make a market in the security,
(4) the number of other potential purchasers for the security, and (5) the nature of the securities and the nature of the marketplace trades. The Fund may invest up to 15% of the value of its net assets in illiquid securities. If, subsequent to the Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose of a portion of such holding so that the 15% limit will not be exceeded. Under the Fund's policies, securities available for purchase and sale in accordance with Rule 144A under the 1933 Act are treated as restricted securities for the purposes of the limitation set forth above.

MORTGAGE-RELATED SECURITIES AND DERIVATIVE SECURITIES

The Fund may invest in mortgage-related securities as a non-principal investment strategy. A mortgage-related security is an interest in a pool of mortgage loans and can be considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. The Fund uses these securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Fund.

If the Fund purchases mortgage-backed securities that are "subordinated" to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have similar effects on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Agency Mortgage-Related Securities. The dominant issuers or guarantors of mortgage-related securities today are GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of government-guaranteed or -insured (by the Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government securities with comparable "lives" largely due to the risks associated with prepayment.

Mortgage-Related Securities - GNMA. GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Mortgage-Related Securities - FNMA. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. It was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

Mortgage-Related Securities - FHLMC. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

Privately Issued Mortgage-Related Securities. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and "CMOs" collateralized by mortgage-related securities issued by GNMA, FNMA, or FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned amortization class CMOs ("PAC Bonds") are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. However, many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal. Some mortgage-related securities are offered through private placements that are restricted as to further sale. The value of these securities may be very volatile. The Fund expects that the amount of privately issued mortgage-backed securities it may purchase will not exceed 10% of the value of the Fund's total assets, and the securities of any one such issuer purchased by the Fund will not exceed 5% of the value of the Fund's total assets.

Adjustable-Rate Mortgage-Related Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with predetermined interest rate indexes and which may be subject to certain limits. Because the interest rates on the mortgages underlying ARMs reset periodically, yields of such portfolio securities will gradually reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of ARMs is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Other Mortgage-Related Securities. Other mortgage-related securities include securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review by the Sub-Adviser of the characteristics of the securities in question. In addition, CMO residuals may or may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

The values of derivative securities known as "floaters" and "inverse floaters" vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Risks Associated with Prepayments. Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

Duration. Duration is one of the fundamental tools used by the Sub-Adviser in managing interest rate risks, including prepayment risks. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before its maturity date, each of which affects the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Sub-Adviser's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities as a non-principal investment strategy. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Fund's portfolio.

Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

FOREIGN SECURITIES

The Fund may invest in U.S. dollar-denominated foreign securities as a non-principal investment strategy. These investments may take the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. For purposes of the Fund's investment policies, the Fund's investment in an ADR, EDR or similar instrument will be deemed to be an investment in the equity security of the foreign issuer that the ADR, EDR or similar instrument represents.

The Fund may invest up to 15% of its total assets in securities of non-U.S. companies. The Fund may invest in securities of certain Canadian issuers and securities purchased by means of sponsored ADRs in an amount not to exceed 15% of the Fund's total assets.

FUTURES AND OPTIONS ON FUTURES

The Fund may invest in futures contracts and options on futures contracts as a non-principal investment strategy. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities or currencies, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or currency, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest and currency rates, (2) there may be an imperfect or lack of correlation between the changes in market value of the securities and currency held and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "marked to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.

INVESTMENT COMPANY SHARES

The Fund may invest in shares of other investment companies as a non-principal investment strategy, to the extent permitted by the 1940 Act and the rules and regulations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities would result in the layering of expenses, as shareholders of the Fund would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under the 1940 Act, the Fund may invest its assets in any investment company, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company and the Fund complies with certain additional restrictions. This restriction may not apply to the Fund's investments in money market mutual funds and affiliated funds (i.e., other series of the Trust), if the Fund's investments fall within the exceptions set forth under SEC rules.

ETFs. The Fund may invest in exchange-traded funds ("ETFs"), which are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs, such as Barclays Global Investors' iShares funds, Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), may be organized as open-end funds or as unit investment trusts ("UITs"). Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices. iShares, SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

An ETF will generally issue index-based investments in aggregations of 50,000 shares known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF's portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met or that any ETF will accurately track the applicable index.

REITS

The Fund may invest in real estate investment trusts ("REITs") as a non-principal investment strategy. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. The values of interests in REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES

The Fund may as a non-principal investment strategy purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased. The Fund may enter into such option transactions only as part of a hedging strategy.

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. The Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle the Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's option orders.

Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security, index or currency. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities in order to generate additional income as a non-principal investment strategy, although it currently does not intend to do so. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Investment Manager on behalf of the Fund. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

For the duration of the loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will have the ability to recall securities in order to exercise voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Investment Manager to be creditworthy, and when, in the judgment of the Investment Manager, the income which can be earned currently from such loans justifies the attendant risk.

HIGHLY LIQUID INVESTMENTS

The Fund may invest in cash and cash equivalents as a non-principal investment strategy. The Fund may invest in bank notes, bankers' acceptances, certificates of deposit, and interest-bearing time or other interest-bearing deposits in commercial or savings banks. Bank notes are unsecured promissory notes representing debt obligations that are issued by banks in large denominations. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by commercial banks. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less. A certificate of deposit (a "CD") is an interest-bearing instrument with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. Certificates of deposit and time deposits with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

The Fund may invest in commercial paper as a non-principal investment strategy. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs of the issuer.

Other short-term corporate obligations include variable amount master demand notes, which are obligations that permit the Fund to invest at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. The value of commercial paper and other securities in the Fund's portfolio may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner. Such obligations frequently are not rated by credit rating agencies.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Asset-Backed Commercial Paper. The Fund may invest a portion of its assets in asset-backed commercial paper. The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities.

The Fund intends to obtain repayment of asset-backed commercial paper from an identified pool of assets including automobile receivables, credit-card receivables, and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivables constituting the underlying pool of assets.

In an effort to lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Credit support for asset-backed securities may be based on the underlying assets or credit enhancements provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

Credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, letters of credit obtained from third parties, various means of structuring the transaction, or a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Section 4(2) Commercial Paper. The Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under

Section 4(2) of the 1933 Act. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices. To the extent that the Sub-Adviser, pursuant to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to the Fund's percentage limit on illiquid securities investment.

Tax Exempt Commercial Paper. The Fund may invest in tax-exempt commercial paper as a non-principal investment strategy. Tax exempt commercial paper is an unsecured short-term obligation issued by a government or political sub-division.

BORROWING POLICY

The Fund may not borrow money except as a temporary measure for extraordinary purposes or for ordinary needs for overdraft protection, and then only in an amount up to one third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.


                       INVESTMENT RESTRICTIONS OF THE FUND

FUNDAMENTAL POLICIES

Except as otherwise indicated, the following investment limitations are fundamental policies of the Fund and may not be changed without shareholder approval. The Fund may not:

1. With respect to 75% of its total assets, (i) purchase the securities of any issuer (except securities issued by other investment companies and securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.


3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. The Fund may only borrow money from banks. For the purpose of this limitation, reverse repurchases are considered to be borrowings.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities, which loans may not exceed 33 1/3% of the Fund's total assets.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC"). The 1940 Act permits the Fund to issue senior securities so long as the Fund maintains asset coverage of at least 300% of the aggregate value of all of the Fund's senior securities transactions. A reverse repurchase agreement or a derivative transaction will not be considered to constitute the issuance of a senior security by the Fund if the Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements. In addition, for purposes of this investment restriction, hedging transactions in which the Fund may engage and similar investment strategies are not treated as senior securities when covered by a segregated account.


7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following policies are non-fundamental and may be changed by the Board without a vote of shareholders.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing, in an amount not exceeding 33 1/3% of the value of the Fund's total assets.

2. Invest in companies for the purpose of exercising control.

3. Purchase or hold securities that are illiquid or are otherwise not readily marketable (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less, which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) apply at the time of purchase. If, subsequent to the Fund's purchase of an illiquid security, more than 15% of the Fund's net assets are invested in illiquid securities because of changes in valuations, the Fund will, within a reasonable time, dispose of a portion of such holding so that the above set-forth limit will not be exceeded.


                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with CNAM, Inc., the investment adviser to the Fund and the CNI Funds or CCM Advisors, LLC ("CCM Advisors"), the investment adviser to the AHA Funds, are set forth below. The persons listed below may have held other positions with their employers named below during the relevant period. Certain officers of the Trust also serve as officers to one or more other mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor. None of the Trustees other than Vernon C. Kozlen is an "interested person" of the Trust, as defined in the 1940 Act (each, an "Independent Trustee," and collectively, the "Independent Trustees").

                              INDEPENDENT TRUSTEES

--------------------- --------- ---------- --------------------- -------------  ---------------------
Name                  Position  Term of    Principal              Number of     Other Directorships
Address               with      Office*    Occupation for the     Portfolios    Held by Trustee
Age                   the       and        Past Five Years        in Fund
                      Trust     Length                            Complex
                                of Time                           Overseen by
                                Served                            Trustee
--------------------- --------- ---------- --------------------- -------------  ---------------------
Irwin G. Barnet,      Trustee   Since      Attorney and partner,  17            None
Esq.                            1999       Reed Smith LLP, a law
Reed Smith LLP                             firm (2003-present).
1901 Avenue of the                         Attorney and
Stars, #700                                principal, Crosby,
Los Angeles,                               Heafey, Roach & May
California  90067                          P.C., a law firm
Age: 69                                    (2000-2002 ).
                                           Attorney and
                                           principal, Sanders,
                                           Barnet, Goldman,
                                           Simons & Mosk, a law
                                           firm (1980-2000).

--------------------- --------- ---------- --------------------- -------------  ---------------------
Victor Meschures**    Trustee   Since      Certified Public       17            None
Meschures, Campeas,             1999       Accountant,
Thompson, Snyder                           Meschures, Campeas,
and Pariser, LLP                           Thompson, Snyder
8383 Wilshire                              and Pariser, LLP,
Boulevard, Suite 500                       an accounting firm
Beverly Hills, CA                          (1964-present).
90211
Age: 69

--------------------- --------- ---------- --------------------- ------------- ---------------------
William R. Sweet      Trustee   Since      Retired. Executive     17            None
81 Mt. Tiburon Road             1999       Vice President,
Tiburon,                                   Union Bank of
California  94920                          California
Age: 70                                    (1985-1996).


                                       17

--------------------- --------- ---------- --------------------- -------------  ---------------------
Name                  Position  Term of    Principal              Number of     Other Directorships
Address               with      Office*    Occupation for the     Portfolios    Held by Trustee
Age                   the       and        Past Five Years        in Fund
                      Trust     Length                            Complex
                                of Time                           Overseen by
                                Served                            Trustee
--------------------- --------- ---------- --------------------- -------------  ---------------------
James Wolford***      Trustee   Since      Chief Financial        17            None
CNI Charter Funds               1999       Officer, Bixby Land
400 North Roxbury                          Company, a real
Drive                                      estate company
Beverly Hills,                             (2004-present).
California 90210                           Regional Financial
Age: 53                                    Officer, AIMCO, a
                                           real estate
                                           investment trust
                                           (2004). Chief
                                           Financial Officer,
                                           DBM Group, a direct
                                           mail marketing
                                           company
                                           (2001-2004). Senior
                                           Vice President and
                                           Chief Operating
                                           Officer, Forecast
                                           Commercial Real
                                           Estate Service,
                                           Inc. (2000-2001).
                                           Senior Vice
                                           President and Chief
                                           Financial Officer,
                                           Bixby Ranch Company
                                           (1985-2000).

--------------------- --------- ---------- --------------------- ------------- ---------------------

* Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the Trustees or the shares entitled to vote.

** Meschures, Campeas, Thompson, Snyder and Pariser, LLP ("MCTSP"), of which Mr. Meschures is a senior partner, has a $200,000 outstanding line of credit with CNB which expires in 2008. Any outstanding balance bears interest at the prime rate. The partners of MCTSP, including Mr. Meschures, have formed an investment partnership which has a $300,000 outstanding line of credit with CNB at an interest rate of 1.0% less than the prime rate which expires in 2008. No balances are outstanding under either line of credit as of November 20, 2007. The other Independent Trustees have determined that Mr. Meschures should continue to be classified as a trustee who is not an "interested person" of the Trust, as defined in the 1940 Act, because CNB's loans to MCTSP and the investment partnership were made in the ordinary course of business.

*** Bixby Land Company, of which Mr. Wolford is the Chief Financial Officer, currently has a $40 million revolving line of credit with CNB at an interest rate of 0.75% less than the prime rate, which expires in June 2007. The Company's outstanding balance was $11.0 million as of April 13, 2007. In addition the Company has an $80 million unsecured and one-time revolving acquisition facility priced at 0.75% less than the prime rate, which has a maturity date of August 8, 2009. There was no outstanding balance on this line as of April 13, 2007. The Company also has a $10 million loan at an interest rate of 5.84% from CNB secured by an office building located in San Diego, which expires in 2012, and a $6.46 million construction loan at an interest rate of 0.50% less than the prime rate, with an outstanding balance of $6.3 million as of April 13, 2007. The loan is to finance the construction of an industrial building in Redlands, California, and is due September 2007. The Company also has a $17.3 million construction loan at an interest rate of 0.50% less than the prime rate to finance construction of another industrial building in Redlands, California. The loan matures in August 2009, and the balance on the loan at April 13, 2007 was $12.3 million. The other Independent Trustees have determined that Mr. Wolford should continue to be classified as a trustee who is not an "interested person" of the Trust, as defined in the 1940 Act, because CNB's existing loans to the Company were made in the ordinary course of business and because of the minimal benefits of the loans to Mr. Wolford.

                               INTERESTED TRUSTEE

--------------------- --------- ---------- --------------------- ------------- ---------------------
Name                  Position  Term of    Principal             Number of     Other Directorships
Address               with      Office*    Occupation for the    Portfolios    Held by Trustee
Age                   the       and        Past Five Years       in Fund
                      Trust     Length                           Complex
                                of Time                          Overseen by
                                Served                           Trustee
--------------------- --------- ---------- --------------------- ------------- ---------------------
Vernon C. Kozlen**    Trustee   Since      Retired (March        17            None
CNI Charter Funds               May 2007   2007- present).
400 N. Roxbury                             President and Chief
Drive                                      Executive Officer,
Beverly Hills, CA                          CNI Charter Funds
90210                                      (2000-2007).
Age: 64                                    Executive Vice
                                           President and
                                           Director of Asset
                                           Management
                                           Development, CNB
                                           (1996-2007).
                                           Director, Reed,
                                           Conner & Birdwell
                                           LLC (2000-2007),
                                           and Convergent
                                           Capital Management,
                                           LLC (2003-2007).
                                           Chairman of the
                                           Board, CNAM, Inc.
                                           (2001-2005).
                                           Chairman of the
                                           Board, City
                                           National
                                           Securities, Inc.
                                           (1999-2005).
                                           Director, CNAM,
                                           Inc. (2001-2006),
                                           and City National
                                           Securities, Inc.
                                           (1999-2006).

--------------------- --------- ---------- --------------------- ------------- ---------------------
* Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the Trustees or the shares entitled to vote.

** Mr. Kozlen is an "interested person" of the Trust, as defined in the 1940
Act, by virtue of his position with CNB, the parent company of CNAM, Inc., until March 2007, and his continuing provision of consulting services to CNB.



                                    OFFICERS

----------------------- ---------------- --------------- ------------------------------------------
Name                    Position with    Term of         Principal Occupation for the
Address                 the Trust        Office* and     Past Five Years
Age                                      Length of
                                         Time Served
----------------------- ---------------- --------------- ------------------------------------------
Timothy D. Barto        Vice             Since 2000      Attorney, Vice President and Assistant
SEI Investments         President and                    Secretary of SEI Investments (1999-
One Freedom Valley      Assistant                        Present). Vice President and Assistant
Drive                   Secretary                        Secretary of Administrator
Oaks, Pennsylvania                                       (1999-Present). Officer of various
19456                                                    investment companies administered by
Age: 39                                                  Administrator (1999-2004). Assistant
                                                         Secretary of the Distributor
                                                         (2003-2004). Vice President of the
                                                         Distributor (1999-2004).

----------------------- ---------------- --------------- ------------------------------------------
Richard A. Weiss        President and    Since May 2008  President, CNAM, Inc. (2001-present).
City National Bank      Chief                            Executive Vice President and Chief
400 N. Roxbury Drive    Executive                        Investment Officer, CNB (1999-present).
Beverly Hills, CA       Officer                          Director, City National Securities (April
90210                                                    2003-present). Executive Vice President
Age: 47                                                  and Chief Investment Officer. Sanwa Bank
                                                         California (1994-1999).
----------------------- ---------------- --------------- ------------------------------------------
Joseph M. Gallo         Vice President   Since           Attorney for SEI Investments
SEI Investments         and Secretary    February 2008   (2007-present).  Associate Counsel at
One Freedom Valley                                       ICMA-RC (2004-2007).  Assistant
Drive                                                    Secretary of The VantageTrust Company
Oaks, Pennsylvania                                       (2007).  Assistant Secretary of The
19456                                                    Vantagepoint Funds (2006-2007).
Age: 34                                                  Investigator, U.S. Department of Labor
                                                         (2002-2004).


                                       19

----------------------- ---------------- --------------- ------------------------------------------
Name                    Position with    Term of         Principal Occupation for the
Address                 the Trust        Office* and     Past Five Years
Age                                      Length of
                                         Time Served
----------------------- ---------------- --------------- ------------------------------------------
Eric Kleinschmidt       Controller       Since 2005      Director of Fund Accounting, SEI
SEI Investments         and Chief                        Investments (2004-Present).  Manager of
One Freedom Valley      Operating                        Fund Accounting, SEI Investments
Drive                   Officer                          (1999-2004).
Oaks, Pennsylvania
19456
Age: 39

----------------------- ---------------- --------------- ------------------------------------------
Valerie Y. Lewis        Vice President   Since 2005      Chief Compliance Officer, CNAM, Inc.
City National Bank      and Chief                        (August, 2005- present). Fund Boards
400 N. Roxbury Drive    Compliance                       Specialist - Assistant Secretary,
Beverly Hills, CA       Officer                          Capital Research and Management Company
90210                                                    and Capital International, Inc.
Age: 51                                                  (1999-2005).

----------------------- ---------------- --------------- ------------------------------------------
James Ndiaye            Vice             Since 2005      Attorney, SEI Investments Company
SEI Investments         President and                    (2004-present). Vice President, Deutsche
One Freedom Valley      Assistant                        Asset Management (2003-2004). Associate,
Drive                   Secretary                        Morgan Lewis & Bockius LLP (2000-2003).
Oaks, Pennsylvania                                       Assistant Vice President, ING Variable
19456                                                    Annuities Group (1999-2000).
Age: 39

----------------------- ---------------- --------------- ------------------------------------------
Michael T. Pang         Vice             Since 2005      Attorney, SEI Investments Company
SEI Investments         President &                      (2005-present). Counsel, Caledonian Bank
One Freedom Valley      Assistant                        & Trust's Mutual Funds Group
Drive                   Secretary                        (2004-2005).  Counsel, Permal Asset
Oaks, Pennsylvania                                       Management (2001-2004).  Associate,
19456                                                    Schulte, Roth & Zabel's Investment
Age: 35                                                  Management Group (2000-2001).

----------------------- ---------------- --------------- ------------------------------------------
Rodney J. Olea          Vice President   Since 2000      Senior Vice President, CNAM, Inc.
City National Bank                                       (2001-present). Senior Vice President
400 N. Roxbury Drive                                     and Director of Fixed Income, CNB
Beverly Hills, CA                                        (1994-present).
90210
Age: 42

----------------------- ---------------- --------------- ------------------------------------------
Sofia A. Rosala         Vice             Since 2004      Vice President and Assistant Secretary,
SEI Investments         President and                    SEI Investments Fund Management
One Freedom Valley      Secretary                        (2005-present). Compliance Officer of
Drive                                                    SEI Investments (2001-2004). Account and
Oaks, Pennsylvania                                       Product Consultant, SEI Private Trust
19456                                                    Company (1998-2001).
Age: 33

----------------------- ---------------- --------------- ------------------------------------------
Timothy G. Solberg      Vice             Since 2005      Managing Director and Chief Investment
CCM Advisors, LLC       President and                    Officer, CCM Advisors (2001-present);
190 S. LaSalle Street   Assistant                        Director of Marketing and Client
Suite 2800              Secretary                        Services, Hewitt Investment Group, a
Chicago, IL  60603                                       Division of Hewitt Associates LLC
Age: 54                                                  (1989-2001).

----------------------- ---------------- --------------- ------------------------------------------
Susan S. Rudzinski      Vice President   Since May 2007  Compliance Director, Convergent Capital
CCM Advisors, LLC                                        Management, LLC (2006-present);
190 S. LaSalle Street                                    Self-employed Investment Advisory
Suite 2800                                               Compliance and Operations Consultant
Chicago, IL  60603                                       (2005-2006); Manager, Affiliate
Age: 44                                                  Contracts, The Burridge Group LLC
                                                         (2003-2004).
----------------------- ---------------- --------------- ------------------------------------------

* Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

THE BOARD OF TRUSTEES

The Board of Trustees has responsibility for the overall management and operations of the Trust. The Board establishes the Trust's policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust.

COMMITTEES

The Board has an Audit Committee, comprised solely of the Independent Trustees. Irwin G. Barnet, Victor Meschures, William R. Sweet and James Wolford are the current members. The Committee makes recommendations to the Board of Trustees with respect to the engagement of the Trust's independent registered public accounting firm, approves all auditing and other services provided to the Trust by its independent registered public accounting firm, and reviews with the independent registered public accounting firm the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. During the fiscal year ended September 30, 2007, the Audit Committee held three meetings. The Board has designated William R. Sweet and James Wolford as the Trust's "audit committee financial experts," as defined in Form N-CSR under the 1940 Act, based on the Board's review of their qualifications.

The Board has a Nominating Committee, comprised solely of the Independent Trustees. Irwin G. Barnet, Victor Meschures, William R. Sweet and James Wolford are the current members of the Committee. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the Board of Trustees. The Committee met once during the fiscal year ended September 30, 2007.

The Board has adopted the following procedures by which shareholders may recommend nominees to the Board of Trustees. While the Nominating Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: beneficially owns more than 5% of the Trust's voting shares and has held such shares continuously for two years, and is not an adverse holder (i.e., the shareholder or shareholder group has acquired such shares in the ordinary course of business and not with the purpose nor with the effect of changing or influencing the control of the Trust). No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Trust's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, as amended, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Trust's proxy statement, if so designated by the Nominating Committee and the Board of Trustees.

EQUITY SECURITIES OWNED BY TRUSTEES

The following table sets forth the dollar range of equity securities of the series of the Trust beneficially owned by each Trustee as of December 31, 2007.

                              INDEPENDENT TRUSTEES

------------------------------- ----------------------------- ----------------------------
Name of Trustee                 Dollar Range of Equity        Aggregate Dollar Range of
                                Securities in each Series of  Equity Securities in All
                                                              Registered Investment
------------------------------- ----------------------------- ----------------------------


                                       21

------------------------------- ----------------------------- ----------------------------
                                the Trust                     Companies Overseen by
                                                              Trustee in Family of
                                                              Investment Companies

------------------------------- ----------------------------- ----------------------------

Irwin G. Barnet                 Government Money Fund         Over $100,000
                                $50,001 - $100,000
                                Prime Money Fund
                                $50,001 - $100,000

------------------------------- ----------------------------- ----------------------------

Victor Meschures                None                          None

------------------------------- ----------------------------- ----------------------------

William R. Sweet                Large Cap Growth Fund         $10,001 - $50,000
                                $1 - $10,000
                                Large Cap Value Fund
                                $1 - $10,000
                                Small Cap Value Fund
                                $1 - $10,000

------------------------------- ----------------------------- ----------------------------

James Wolford                   None                          None

------------------------------- ----------------------------- ----------------------------



                               INTERESTED TRUSTEE

------------------------------- ----------------------------- ----------------------------
Name of Trustee                 Dollar Range of Equity        Aggregate Dollar Range of
                                Securities in each Series of  Equity Securities in All
                                the Trust                     Registered Investment
                                                              Companies Overseen by
                                                              Trustee in Family of
                                                              Investment Companies

------------------------------- ----------------------------- ----------------------------

Vernon C. Kozlen                Large Cap Growth Fund         Over $100,000
                                $1 - $10,000
                                Large Cap Value Fund
                                $1 - $10,000
                                Small Cap Value Fund
                                $1 - $10,000
                                Corporate Bond Fund
                                $1 - $10,000
                                Government Bond Fund
                                $1 - $10,000
                                California Bond Fund
                                $1 - $10,000
------------------------------- ----------------------------- ----------------------------


                                       22

------------------------------- ----------------------------- ----------------------------
                                High Yield Bond Fund
                                $1 - $10,000
                                California Money Fund
                                Over $100,000
                                Prime Money Fund
                                Over $100,000



COMPENSATION

The following table sets forth Trustee compensation paid by the Trust for the fiscal year ending September 30, 2007.



                              INDEPENDENT TRUSTEES

--------------------- ------------------- ------------------- --------------- ---------------------
  Name of Trustee         Aggregate           Pension or        Estimated      Total Compensation
                      Compensation from       Retirement          Annual      From Trust and Fund
                          the Trust        Benefits Accrued   Benefits Upon     Complex* Paid to
                                           As Part of Trust     Retirement          Trustees
                                               Expenses
--------------------- ------------------- ------------------- --------------- ---------------------

Irwin G. Barnet            $50,000               N/A               N/A              $50,000

--------------------- ------------------- ------------------- --------------- ---------------------

Victor Meschures           $44,000               N/A               N/A              $44,000
--------------------- ------------------- ------------------- --------------- ---------------------

William R. Sweet           $46,500               N/A               N/A              $46,500

--------------------- ------------------- ------------------- --------------- ---------------------

James Wolford              $44,000               N/A               N/A              $44,000
--------------------- ------------------- ------------------- --------------- ---------------------
* "Fund complex" is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers.


Although Mr. Kozlen, as an Interested Trustee, receives no compensation from the Trust, he receives fees from CNB in amounts equal to the compensation paid by the Trust to an Independent Trustee, for serving as a Trustee of the Trust.

INVESTMENT MANAGER

The Trust and CNB entered into an Investment Management Agreement (the "Management Agreement") dated as of April 1, 1999 regarding the Trust. The Management Agreement was effective as to certain of the CNI Funds subsequent to that date. On May 10, 2001, CNAM, Inc., a wholly owned subsidiary of CNB, became the investment adviser to the Trust, and the Management Agreement between CNB and the CNI Charter Funds, and the obligations of CNB contained in the Management Agreement, were assumed by CNAM, Inc. Effective [June 1, 2008], the Management Agreement was amended to include the Fund.

The Investment Manager provides a continuous investment program of general investment and economic advice regarding the Fund's and the CNI Funds' investment strategies, manages the Fund's and the CNI Funds' investment portfolios and provides other services necessary to the operation of the Fund, the CNI Funds and the Trust. As of December 31, 2007, the Investment Manager had approximately $6.3 billion in assets under management. CNB, founded in the early 1950s, is a federally chartered commercial bank with approximately $59.0 billion in assets under administration, which includes $37.8 billion in assets under management, as of December 31, 2007. CNB is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company.

The fees payable under the Management Agreement, and any fee waiver or expense reimbursement arrangements, with respect to the Fund are described in the Prospectuses.

The Management Agreement provides that the Investment Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreement with respect to the Fund is in effect for a two-year term (the "Initial Term") from its effective date, and thereafter continues in effect for one-year terms subject to annual approval (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement with respect to the Fund may be terminated at any time upon 60 days' notice by either party or by a vote of a majority of the outstanding shares of the Fund, and will terminate automatically upon its "assignment" (as such term is defined in the 1940 Act).

The Investment Manager provides the Fund with investment management services, which may include the selection, appointment, and supervision of any sub-adviser to the Fund. In accordance with an exemptive order from the SEC, the Investment Manager may from time to time with the approval of the Board of Trustees change an unaffiliated sub-adviser according to certain procedures without soliciting shareholders' approval.

Under the Management Agreement, any reductions made by the Investment Manager in its fees from the Fund are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with any applicable expense limitations. The Investment Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. The Investment Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at the time the expenses were incurred. Second, the Investment Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable, but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Investment Manager intends to seek such reimbursement and that the Board has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The Investment Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies.

The use of the name "CNI Charter" by the Trust and by the Fund is pursuant to the consent of the Investment Manager, which may be withdrawn if the Investment Manager ceases to be the investment adviser of the Trust or the Fund, respectively.

A summary of the Board's considerations associated with its approval of the amendments to the Management Agreement with respect to the Fund will be included in the Trust's Annual Report for the fiscal year ended September 30, 2008.

SUB-ADVISER

SKBA serves as sub-adviser of the Fund pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Investment Manager.

CNAM, Inc. is responsible for overseeing the Sub-Adviser. The Sub-Adviser manages the investments of the Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. The Sub-Adviser may also serve as managers or advisers to other investment companies and other clients, and currently serves as sub-adviser to a portion of the AHA Diversified Equity Fund and to the AHA Socially Responsible Fund, each of which is a series of the Trust.

CNAM, Inc. pays the Sub-Adviser a fee of 0.45% of the Fund's average daily net assets for its services. The fee is accrued daily and paid monthly.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

The continuance of the Sub-Advisory Agreement must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (2) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event that the Trust terminates, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice by either party.

The Trust, the Investment Manager and the Sub-Adviser are parties to an Expense Limitation and Reimbursement Agreement (the "Limitation Agreement") pursuant to which the Investment Manager and the Sub-Adviser agree to limit the total operating expenses of Class E, Institutional Class and Class N shares of the Fund to 0.75%, 1.00% and 1.25% of average net assets (each, an "Expense Cap"), respectively. Under the Limitation Agreement, the Sub-Adviser is responsible for any reimbursement of expenses to limit the total operating expenses of the Fund in accordance with the Expense Caps.

Under the Limitation Agreement. any fee reduced by the Sub-Adviser or operating expenses paid by it (collectively, "subsidies") may be reimbursed by the Fund to the Sub-Adviser no later than the end of the third fiscal year following the year to which the subsidy relates if the aggregate expenses for that period do not exceed the Expense Cap in effect at the time the subsidies were incurred or any more restrictive limitation to which the Sub-Adviser has agreed and if the Board of Trustees approves the reimbursement. The Sub-Adviser may not request or receive reimbursement of subsidies in any yearbefore payment of the Fund's operating expenses for such year and may not cause the Fund to exceed an Expense Cap or any other agreed upon expense limitation for that year in making such reimbursement.


A summary of the Board's considerations associated with its approval of the Sub-Advisory Agreement between CNAM, Inc. and SKBA with respect to the Fund will be included in the Trust's Annual Report for the fiscal year ended September 30, 2008.

PORTFOLIO MANAGERS

Information regarding SKBA is contained in the Fund's Prospectuses under "Management of the Fund." Following is information with respect to each person who is primarily responsible for the day-to-day management of the Fund's portfolio (a "portfolio manager"), as identified in the Fund's Prospectuses, with respect to: (i) other accounts managed by the portfolio manager, (ii) a description of the portfolio manager's compensation structure and (iii) the dollar range of the portfolio manager's investments in the Fund. All information provided below is as of September 30, 2007.

The individuals with responsibility for managing the Fund are Andrew W. Bischel, Kenneth J. Kaplan, Josh J. Rothe, Matthew D. Zuck and Shelley H. Mann of SKBA. Messrs. Bischel, Kaplan, Rothe and Zuck and Ms. Mann manage the following accounts (including SKBA's portion of the AHA Diversified Equity Fund and AHA Socially Responsible Equity Fund):


                              Total                                                    Total Assets with
                              # of                          # of Accounts Managed      Performance-Based
                             Accounts     Total Assets      with Performance-Based       Advisory Fee
   Type of Accounts          Managed       (millions)            Advisory Fee             (millions)
   ----------------         ----------    ------------      ----------------------     -------------------

Registered Investment
Companies:                       2            $86                     0                     $0

Other Pooled Investment
Vehicles:                        0             $0                     0                     $0

Other Accounts:                  56           $653                    0                     $0


The senior investment professionals of SKBA, including Messrs. Kaplan, Bischel, Rothe and Zuck and Ms. Mann, receive cash compensation in the form of salary and an annual bonus that is primarily tied to their investment strategy performance (across a number of client accounts) and/or asset growth. These forms of compensation are available to all employees. In addition, each of these individuals owns an equity interest in the firm. As equity owners of SKBA, these senior investment professionals are eligible to receive cash distributions that result from improvements in the profit performance of the firm. Such distributions are not available to the non-shareholder employees of SKBA.

None of Messrs. Kaplan, Rothe, Bischel and Zuck and Ms. Mann owns any shares of the Fund.

Potential Conflicts of Interest in Portfolio Management

Portfolio managers who have day-to-day management responsibilities with respect to more than one series of the Trust (a "fund") or other account may be presented with several potential or actual conflicts of interest.

First, the management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. In approving the Sub-Advisory Agreement, the Board of Trustees was satisfied that each portfolio manager would be able to devote sufficient attention to the management of the applicable fund, and that the Sub-Adviser seeks to manage such competing demands for the time and attention of portfolio managers. In addition, most other accounts managed by each identified portfolio manager are managed using the same investment models that are used in connection with the management of the applicable fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts of the Sub-Adviser. To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts, which generally provide for pro rata allocation.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, the portfolio manager may be limited by clients with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other accounts involved.

The appearance of a conflict of interest may also arise where a portfolio manager has an incentive, such as a higher management fee, which relates to the management of one or more, but not to all, accounts with respect to which the portfolio manager has day-to-day management responsibilities. For example, the portfolio manager may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which the Sub-Adviser receives a higher fee.

The Trust and the Sub-Adviser have adopted certain compliance policies and procedures designed to address the conflicts described above, including policies and procedures designed to ensure that investment opportunities are allocated equitably among different customer accounts and that no one client is favored over another. However, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict arises.

ADMINISTRATOR

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, fund accounting, regulatory reporting, necessary office space, equipment, personnel, compensation and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive renewal terms of three years each, unless terminated by mutual agreement, by either party on not less than 90 days' prior written notice to the other party, upon the liquidation of the Fund with respect to the Fund, upon the liquidation of the Administrator, or upon 45 days' written notice following an uncured material breach.

The Administrator is entitled to fees calculated based upon the aggregate average daily net assets of the Trust ("Assets") as follows: .065% of the first $2.5 billion in Assets; .045% of Assets exceeding $2.5 billion but not exceeding $5 billion; .025% of Assets exceeding $5 billion but not exceeding $7.5 billion and 0.02% of Assets exceeding $7.5 billion. Each series of the Trust is subject to a minimum fee of $90,000. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a series' shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion.

The Administrator, a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.



DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distribution Agreement is renewable annually by approval of the Board of Trustees and of the Independent Trustees. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Independent Trustees have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan on behalf of Class N shares of the Fund and expects to reallow substantially all of the fees to broker-dealers and service providers, including affiliates of CNAM, Inc. (which may receive a significant portion of these fees), that provide distribution-related services. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

TRANSFER AGENT

Pursuant to a transfer agency agreement, SEI Investments Management Corporation (d.b.a. SEI Institutional Transfer Agency) (the "Transfer Agent"), a wholly owned subsidiary of SEI Investments located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as transfer agent for the Trust.

CUSTODIAN

Pursuant to a custodian agreement, U.S. Bank, N.A. located at 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the custodian (the "Custodian") of the Trust's assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND REPORTS TO SHAREHOLDERS

The Trust's independent registered public accounting firm, KPMG LLP, audits and reports on the annual financial statements of the Fund and reviews the Fund's federal income tax returns. KPMG LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 1601 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071.


                             PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objectives of the Fund; invest money obtained from the sale of the Fund's shares; reinvest proceeds from maturing, or the sale of, portfolio securities; and meet redemptions of the Fund's shares. Portfolio transactions may increase or decrease the returns of the Fund depending upon management's ability correctly to time and execute them.

The Sub-Adviser, in effecting purchases and sales of portfolio securities for the accounts of the Fund, seeks to obtain best execution under the circumstances then prevailing. Subject to the supervision of the Board, the Sub-Adviser generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including but not limited to execution capability and financial responsibility. The Sub-Adviser annually performs a formal review of the broker-dealers used by it with respect to the Fund, and performs informal reviews of the broker-dealers on an on-going basis.

While the Fund's general policy is to seek to obtain the most favorable execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish research, brokerage and statistical services to the Fund or to the Sub-Adviser, even if the specific services were not provided just to the Fund and may be lawfully and appropriately used by the Sub-Adviser in advising other clients. The Sub-Adviser considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Sub-Advisory Agreement to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Sub-Adviser in carrying out its responsibilities to the Fund or to other discretionary advisory clients of the Sub-Adviser.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Sub-Adviser. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Sub-Adviser determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

The Fund does not direct securities transactions to broker-dealers in recognition of the sale of Fund shares. However, broker-dealers who execute brokerage transactions for the Fund may effect purchases of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund receives income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in their operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years) will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.

The amount of dividend payments by the Fund depends on the amount of net investment income and net capital gains received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return or minimum rate of return on an investment in their shares.

For federal income tax purposes, distributions are taxable as to shareholders to the extent of the Fund's earnings and profits. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces a shareholder's tax basis in his or her shares; any such distributions in excess of his or her basis are treated as gain from the sale of such shares.

Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated such capital gains, rather than how long a shareholder has owned his or her shares.

Distributions of gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain distributions will be taxable as long-term capital gains. Similarly, for calendar years 2003 through 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for (i) "qualified dividend income" distributions, (ii) capital gain distributions derived from sales of portfolio securities after May 5, 2003, and on or before December 31, 2008, and
(iii) for sales of Fund shares during such period. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income; such distributions will not qualify for any reduced tax rates otherwise available to corporate dividends.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment. Any dividend or distribution per share paid by the Fund reduces the Fund's net asset value per share on the ex-dividend date by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Any gain resulting from the sale or exchange of Fund shares generally will be taxable as a capital gain, either short-term or long-term, depending on the length of time the shareholder has held the shares.

Dividends and other distributions will be reinvested in additional shares of the Fund unless the shareholder has otherwise indicated. If cash payment is requested, checks will normally be mailed on the Business Day following the dividend reinvestment date. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

Your dividends begin to accrue on the day of purchase for shares bought if purchased before 4:00 P.M. (Eastern time). Your dividends begin to accrue on the following day for shares purchased after this cut-off time. We will not credit you with dividends for shares on the day you sell them.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any) and its net exempt-interest income (if any), and will seek to distribute each year substantially all of its net capital gains (if any) and meet certain other requirements. Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund's earnings are distributed. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which they are subject.

In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to their business of investing in stocks, securities or currencies, and
(2) diversify holdings so that at the end of each quarter of its taxable years (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items (including receivables) Government Securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities of any one issuer (other than Government Securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that the Fund distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (1) 90% of its "investment company taxable income" (as that term is defined in the Code), and
(2) 90% of the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable years. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98% of its (1) ordinary income for such year; and (2) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any undistributed ordinary income or capital gain from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Any distributions by the Fund of long-term capital gain and "qualified dividend income," properly designated as such, will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to qualifying as a regulated investment company.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage of taxable dividends (at the fourth lowest individual income tax rate, currently 28% for amounts paid through 2010 and 31% for amounts paid after December 31, 2010) paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Regulations affect the application to non-U.S. investors of the back-up withholding and withholding tax rules. In some circumstances, these rules increase the certification and filing requirements imposed on non-U.S. investors in order to qualify for exemption from the back-up withholding tax, and exemption from, or a reduced rate of U.S. withholding tax under tax treaties. Non-U.S. investors should consult their tax advisers with respect to the potential application of these regulations.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations. As stated above, individual shareholders may be entitled to the use of maximum long-term capital gains rates on distributions of "qualified dividend income."

The Fund may from time to time use "equalization accounting" in determining the portion of its net investment income and/or capital gains that has been distributed. If the Fund elects to use equalization accounting, it will allocate a portion of its net investment income and/or realized capital gains to redemptions of Fund shares, which will reduce the amount of such income and capital gains that the Fund is required to distribute under the distribution requirements of the Code. The IRS has not published clear guidance concerning the methods to be used in allocating investment income and capital gains to the redemption of shares. If the IRS determines that the Fund is using an improper method of allocation and that it has under-distributed its net investment income and/or capital gains for any taxable year, the Fund may be liable for additional federal income tax, interest and penalties. This additional tax, interest and penalties could be substantial. In addition, shareholders of the Fund at the time of such determination may receive an additional distribution of net investment income and/or capital gains.

If a shareholder sells its shares of the Fund within 6 months after the shares have been purchased by such shareholder, and to the extent the shareholder realizes a loss on the sale of the shares, the shareholder will not be able to recognize such a loss to the extent that tax-exempt interest dividends have been paid with respect to their shares. If a shareholder sells shares of the Fund within 6 months after the shares have been purchased by such shareholder, any losses realized by the shareholder on such a sale will be treated as long-term capital losses to the extent that the shareholder has received a long-term capital gain dividend distribution with respect to its shares of the Fund.

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by the Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If 50% or less in value of the Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the Fund will either (i) elect to treat the PFIC as a "Qualified Electing Fund" under Code Section 1295 or (ii) elect to "mark-to-market" the stock of such PFIC under Code Section 1296. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien."

For dividends with respect to taxable years of regulated investment companies beginning before January 1, 2008, U.S. federal tax law currently provides an exemption under which U.S. source withholding taxes are not imposed on dividends paid by regulated investment companies to the extent the dividends are designated as "interest-related dividends" or "short-term capital gain dividends." Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at source if they had been received directly by a foreign person, and that satisfy certain other requirements. As of this writing, Congress is considering extending this exemption for an additional year, but there can be no guarantee that such an extension will eventually be adopted or that its effect will be retroactive.

Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Fund and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof.

                             SHARE PRICE CALCULATION

The net asset value per share of a class of a Fund is calculated as follows. All Fund liabilities incurred or accrued attributable to that class are deducted from the valuation of the Fund's total assets, which includes accrued but undistributed income, attributable to that class. The resulting net assets are divided by the number of shares of that class of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share of that class.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.

These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost that approximates fair market value.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Investment Manager supplies the Administrator with the appropriate broker contact, and to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned by the Fund are valued at the closing prices (as determined prior to the Fund's determination of net asset value) on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates.

Valuation corrections are required where variations in net asset value are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the net asset value variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

The Administrator has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Fund's daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per week the Administrator provides the broker supplied value to the Sub-Adviser for review and approval. In addition, the Investment Manager will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Investment Manager determine the value of a portfolio security outside of the established pricing framework.

If current market quotations are not readily available, the Trust's Fair Value Committee will determine the security's value using Fair Value Procedures established by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates net asset value, the Fair Value Committee will determine the security's fair value. In making a good faith determination of the value of the security, the Committee will consider the Investment Manager's or Sub-Adviser's, as applicable, valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors.

                                DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") applicable to Class N shares of the Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the Fund's shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto ("Qualified Trustees"). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Fund's Class N shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Investment Manager, that provide distribution-related services to the Class N shareholders or to their customers who beneficially own Class N shares.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that affiliates of the Investment Manager have received or receive distribution fees from the Distributor, or that the Investment Manager has benefited or benefits through increased fees from an increase in the net assets of the Trust which may have resulted or results in part from the expenditures, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plan or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Plan provides that the distribution fees paid by a particular class of the Fund may only be used to pay for the distribution expenses of that class of the Fund.

Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. Shares are not obligated under the Plan to pay any distribution expense in excess of the distribution fee. Thus, if the Plan is terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class of the Fund to the Distributor.

The Board, when approving the establishment of the Plan, determined that there are various anticipated benefits to the Fund from such establishment, including the likelihood that the Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Board annually reviews the Plan and has determined each year that there is a reasonable likelihood that the plan will benefit the Trust and its shareholders. The Plan (and any distribution agreement among the Fund, the Distributor or the Investment Manager and a selling agent with respect to the shares) may be terminated without penalty upon at least 60 days' notice by the Distributor or the Investment Manager, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the class to which the Plan applies.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Rule 2830 of the Financial Industry Regulatory Authority, Inc. Rules of Conduct, as such Rule may change from time to time. Pursuant to the Plan, the Trustees will review at least quarterly a written report of the distribution expenses incurred by the Investment Manager on behalf of the shares of the Fund. In addition, as long as the Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be made by the Independent Trustees.

                         SHAREHOLDER SERVICES AGREEMENT

CNB has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, CNB will provide, or will arrange for others to provide, certain specified shareholder services to Institutional Class and Class N shareholders of the Fund. As compensation for the provision of such services, the Fund will pay CNB a fee of up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. CNB may pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees CNB receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, CNB may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, CNB will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of CNB, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

CNB may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the applicable Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

As a Participating Organization, City National Securities, Inc. ("CNS"), a wholly-owned subsidiary of CNB, has entered into a Shareholder Service Provider Agreement with CNB to provide shareholder servicing functions with respect to shares of the Institutional Class of the Fund owned from time to time by customers of CNS.

                                    EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent auditors, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues. In its role as the Fund's sub-adviser, SKBA has agreed to limit its sub-advisory fees or reimburse the expenses of the various classes of the Fund as described in the Prospectuses.

                                 CODE OF ETHICS

Each of the Trust, the Investment Manager, the Sub-Adviser and the Distributor has adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply in all material respects with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a Policy on Disclosure of Portfolio Holdings as described below.

The Investment Manager, the Sub-Adviser and the Administrator receive information regarding the Fund's portfolio holdings on a daily basis, and have the ability to disclose such information to other persons. No later than 65 days after the end of each first and third fiscal quarter of the Trust, the Administrator includes lists of the Fund's complete portfolio holdings as of the end of such quarter on the Trust's website. The Trust also files the Fund's complete portfolio schedules as of the end of each first and third fiscal quarter with the SEC on Form N-Q within 60 days of the end of the quarter. With respect to the Trust's second and fourth fiscal quarters, lists of the Fund's complete portfolio holdings will be made available in the Fund's annual and semi-annual reports, which will be mailed to shareholders within 60 days of the end of the quarter and are filed with the SEC on Form N-CSR within ten days of such mailing. The current shareholder reports will also be available on the Trust's website. Certain other general information regarding the portfolio holdings of the Fund may also be made available to the general public, with the prior approval of management of the Trust, by posting to the Trust's website(s) ten calendar days after the end of each month, subject to a 31-day lag from the date of the information.

Pursuant to the policies adopted by the Board of Trustees, other than the foregoing disclosure, no information concerning the Trust's portfolio holdings may be disclosed to any third party except for the following disclosures, which are generally made by the Investment Manager or the Administrator: (1) to persons providing services to the Trust who have a need to know such information in order to fulfill their obligations to the Trust, such as portfolio managers, administrators, custodians, and the Board of Trustees; (2) in connection with periodic reports that are available to shareholders and the public; (3) to mutual fund rating or statistical agencies or persons performing similar functions who have signed a confidentiality agreement with the Trust; (4) pursuant to a regulatory request or as otherwise required by law; or (5) to persons approved in writing by the Chief Compliance Officer (the "CCO") of the Trust. Procedures to monitor the use of any non-public information by entities under item (3) above will include (a) annual written certifications relating to the confidentiality of such information or (b) conditioning the receipt of such information upon the recipient's written agreement to maintain the confidentiality of the information and not to trade based on the information. Any disclosure made pursuant to item (5) above will be reported to the Board at its next regular meeting.

As of March 1, 2008, the Trust or the Investment Manager, as applicable, has ongoing business arrangements with the following entities which involve making the Fund's portfolio holdings information available to such entities as an incidental part of the services they provide to the Trust: (i) the Investment Manager, the Sub-Adviser, the Administrator and the Custodian pursuant to investment management, sub-advisory, administration and custody agreements, respectively, under which the Fund's portfolio holdings information is provided daily on a real-time basis; (ii) accountants, attorneys and other professionals engaged by the Trust to whom the Trust provides portfolio holdings information on a regular basis with varying lag times after the date of the information, and
(iii) Morningstar, Inc., Lipper Inc., imoney.net, Thomson Financial, Standard and Poor's, and Bloomberg

L.P. pursuant to agreements under which the portfolio holdings information for each series of the Trust is provided quarterly no later than 65 days after the end of the previous quarter, and no earlier than the date such information is posted to the Trust's website.

The release of all non-public information by the Trust is subject to confidentiality requirements which the Board of Trustees has determined are adequate to safeguard the Fund and its shareholders from improper disclosure of portfolio holdings information. The Codes of Ethics of the Investment Manager and the Sub-Adviser prohibit their employees from communicating material non-public information to others in violation of law or entering into any transaction based on material non-public information. The Administrator is required to keep confidential all information related to the Trust pursuant to its respective service agreement. The Custodian and the independent registered public accounting firm and attorneys engaged by the Trust maintain the confidentiality of such information pursuant to their respective professional ethical obligations, which the Board of Trustees believes are sufficient to preserve the confidentiality of such information. The Trust currently provides portfolio holdings information to mutual fund rating agencies only after such information is made public by posting on the Trust's website.

Neither the Trust nor any of its investment advisers, sub-advisers or any other person may receive compensation in connection with the disclosure of information about the Trust's portfolio securities. In the event of a conflict between the interests of fund shareholders and those of any of the Trust's investment advisers, sub-advisers, distributor, or any affiliated person of the Trust or any of its investment advisers, sub-advisers or distributor, the CCO will make a determination in the best interests of the fund's shareholders, and will report such determination to the Board of Trustees at the next regular Board meeting. The Board of Trustees oversees the disclosure of information about the Trust's portfolio holdings principally by receiving oral and written reports from the CCO and through interaction with the CCO at meetings of the Board of Trustees.



                                  PROXY VOTING

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Fund (the "Policy"), pursuant to which the Board has delegated the responsibility for voting such proxies to the Investment Manager as a part of the Investment Manager's general management of the Fund, subject to the Board's continuing oversight. The Investment Manager, in accordance with the Policy, has further delegated the responsibility for voting proxies of the Fund to the Sub-Adviser.

A conflict of interest may be deemed to occur when the Sub-Adviser or one of its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Sub-Adviser's independence of judgment and action in judging the proxy. If such a conflict occurs, the Sub-Adviser is required to submit a report to the Board of Trustees indicating the nature of the conflict of interest and how it was resolved.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Trust's website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Certain information regarding the Sub-Adviser's proxy voting policies is set forth in Appendix B.

                               GENERAL INFORMATION

The Trust was organized as a statutory trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Each series offers two classes of shares (Class N and Institutional Class), other than (a) the Fund, which also offers Class E shares,
(b) the Trust's money market funds, which also offer Class S shares, and (c) the RCB Small Cap Value Fund, which also offers Class R shares. Currently, the Trust offers shares of 17 series, including the Fund. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust of the Trust (the "Declaration") and the Bylaws of the Trust (the "Bylaws"), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectuses and this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                             PERFORMANCE INFORMATION

As noted in the Prospectuses, the Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for different classes of shares.

AVERAGE ANNUAL TOTAL RETURN

Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                            P(1 + T)(n) = ERV

        Where:. P = a hypothetical initial payment of $1,000.


                      T      =      average annual total return.


                      n      =      number of years.

                      ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual total return (after taxes on distributions) by finding the average annual compounded rates of return of a hypothetical investment in the Fund over different periods of time and since the Fund's inception of operations. The Fund's "average annual total return after taxes on distributions" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                P(1 + T)(n) = ATV(D)

        Where:        P      =      a hypothetical initial payment of $1,000.


                      T      =      average annual total return (after taxes on
                      distributions).


                      n      =      number of years.

                      ATV(D)   =      ending value of a hypothetical $1,000
                                    investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions but not after taxes on redemption, assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return of a hypothetical investment in the Fund over different periods of time and since that Fund's inception of operations. The Fund's "average annual total return after taxes on distributions and redemption" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                P(1 + T)(n) = ATV(DR)

        Where:        P      =      a hypothetical initial payment of $1,000.


                      T      =      average annual total return (after taxes on
                      distributions and            redemption).


                      n      =      number of years.

                      ATV(DR)  =      ending value of a hypothetical $1,000
                                    investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions and redemption, assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased and redeemed on days when the New York Stock Exchange (the "NYSE") is open for business. Currently, the weekdays that the NYSE recognizes as holidays and is closed are: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the broker-dealer or other financial institution responsible for maintaining your account (your "Authorized Institution") will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided. In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Trust from being used for money laundering or the financing of terrorist activities. In this regard, the Trust reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Trust or in cases when the Trust is requested or compelled to do so by governmental or law enforcement authority. If your Fund account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Trust is required to withhold such proceeds.

The Fund will accept investments in cash only in U.S. dollars. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Fund shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Fund may be required to withhold federal income tax at a rate of 30% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered within seven days.

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Investment Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the 1940 Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                                OTHER INFORMATION

The Prospectuses of the Fund and this SAI do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the registration statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Copies of the registration statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

                  APPENDIX A - RATINGS OF INVESTMENT SECURITIES


Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's") and Fitch Ratings ("Fitch").

Standard & Poor's Rating Group
------------------------------

Long Term Credit Ratings

        AAA Obligations rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

        A Obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

        BBB Obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

        BB Obligations rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B Obligations rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

        CCC Obligations rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

        CC Obligations rated CC are currently highly vulnerable to nonpayment.

        C The rating C is typically applied to situations where a bankruptcy petition or similar action has been filed but payments on the obligation are being continued, or to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently being paid.

        D Obligations rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Short Term Credit Ratings

        An S&P short term credit rating is a current assessment of the likelihood of timely payment of obligations having an original maturity of no more than 365 days, including commercial paper.

        A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

        A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

        A-3 Issues carrying this designation have an adequate capacity for timely payment. While they have adequate protection parameters, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

        B-1 Issues carrying this designation are regarded as having significant speculative characteristics, but the relative capacity for timely payment is a relatively strong.

        B-2 Issues carrying this designation also are regarded as having significant speculative characteristics, and the relative capacity for timely payment is average compared to other speculative-grade obligors.

        B-3 Capacity for timely payment on obligations with this designation is relatively weaker compared to other speculative-grade obligors.

        C This designation is assigned to short-term obligations with doubtful capacity for payment absent favorable business, financial and economic conditions.

        D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc.
-------------------------------

Long-Term Obligation Ratings

        Aaa Obligations which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa Obligations which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A Obligations which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa Obligations which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such obligations lack outstanding investment characteristics and, in fact, may have speculative characteristics as well.

        Ba Obligations which are rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes obligations in this class.

        B Obligations which are rated B generally lack the characteristics of a desirable investment, i.e., they are considered speculative and are subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa Obligations which are rated Caa are judged to be of poor standing. Such issues have present elements of danger with respect to principal or interest.

        Ca Obligations which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings with some prospect of recovery of principal and interest.

        C Obligations which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Short Term Ratings

        Moody's short-term ratings are assigned to issues, short-term programs or individual short-term debt instruments generally having an original maturity not exceeding 13 months, unless explicitly noted.

        P-1 Issuers (or related supporting institutions) rated Prime-1are the highest rating assigned by Moody's. Issuers must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

        P-2 Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        P-3 Issuers (or related supporting institutions) rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

        NP Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings
-------------

Long-Term Credit Ratings

        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

        AAA Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events.

        AA Obligations rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because obligations rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

        A Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for obligations with higher ratings.

        BB Obligations rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

        B Obligations rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        CCC Obligations rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

        CC Obligations rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

        C Obligations rated C are in imminent default in payment of interest or principal.

        RD Issuers of obligations rated RD have failed to make interest and/or principal payments (within the applicable grace period) on some material financial obligations, but continue to honor other classes of obligations.

        D Obligations rated D are in actual default of interest and/or principal payments on all of its financial obligations. Such obligations are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

        Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA long-term category, categories below CCC or short-term ratings below F-1.

Short-Term Ratings

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of less than 13 months for most obligations (including commercial paper, certificates of deposit, medium-term notes, and investment notes) or up to three years for public finance.

        Although the credit analysis is similar to Fitch's long-term rating analysis, the short-term rating places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

        F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

        F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

        B Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

        C High default risk. Issues assigned this rating carry a real possibility of default since capacity for meeting financial commitments is solely reliant on a sustained, favorable business and economic environment.

        D Default. Entities or sovereigns assigned this rating have defaulted on payment of all of their financial obligations.

                      APPENDIX B - PROXY VOTING POLICIES OF SUB-ADVISER


                          SKBA CAPITAL MANAGEMENT, LLC
                                    PROXY VOTING POLICY AND PROCEDURES

If assigned proxy voting responsibility on behalf of our clients, SKBA Capital Management will vote proxies as indicated below:

Regular (R) - On Regular proxies, in which shareholders are asked to vote only on management's nominations for the Board of Directors and its selection of auditor, SKBA Capital Management will usually vote in favor of management's recommendations.

Specials (S) - On Special proxies, which require shareholder votes on issues other than the election of the Board of Directors and selection of auditor, SKBA Capital Management will vote to retain shareholder rights as indicated below:

The firm will always vote against the following management proposals that:

        1. create more than one class of directors.

        2. create staggered terms for Board members or non-annual election of directors.

        3. eliminate cumulative voting.

        4. require a super majority approval of the acquisition of the company by another.

        5. eliminate preemptive rights.

The firm will usually vote against the following management proposals that:

        1.     require a "Fair Price" in the acquisition of the company.

        2.     make the acquisition of the company more difficult.

        3. change the state of incorporation (e.g. from California to Delaware), if it is the stated intention of this proposal to implement changes in voting requirements, in the classification of directors, and/or other provisions which, by stated policies, are not considered to be in the best long-range interest of shareholders and which typically have not been voted in favor of management.

        4. obtain shareholder authorization for the repurchase of shares from one or more major shareholders.

        5. increase the number of authorized shares as it is the company's intention to utilize these shares to reduce the likelihood of a future takeover.

        6. create, or in effect create, a class of stock with superior voting power which over time may concentrate the voting power within a smaller group of shareholders.

        7. amend the current employee stock option plan to increase the number of shares available to be awarded as the plan will award only one or two members of top management or will/could represent a potential increase in outstanding common shares of more than 3%. By policy, an increase in options available for grant of an amount greater than 3% of the outstanding common stock is deemed to be excessive unless the change includes the phase-out of a prior plan or is needed to incent a new management team.

The firm will usually vote against shareholder proposals that are non-business related as such items typically do not directly benefit shareholder and are usually best left to management's discretion.

The firm will usually vote in favor of the following shareholder proposals that:

        1.     reinstate cumulative voting.

        2. return to the annual election of directors or eliminate staggered terms of directors.

        3.     reinstate preemptive shareholder rights.

        4. repeal provisions requiring a super majority vote of shareholders to approve the corporation's acquisition by another company.

        5. repeal "poison pill" provisions or give shareholders the right to approve or repeal such provisions.

        6.     adopt the use of indexed stock options.

        7. require that the board of directors consist entirely of non-employee directors, with the exception of the CEO.

        8. support the separation of the jobs of Chairman and CEO, with the establishment of a non-executive Chairman of the Board.

        9. require that the Audit Committee and/or Compensation Committee members consist entirely of non-employee directors.

        10. prohibit the company from establishing contracts with and paying fees for management consulting and/or other advisory services with the accounting firm conducting its audit and/or tax return functions.

        11.    require the company to expense stock options.

        12. establish the guideline that a company's CEO directly own at least five times his or her base salary in common stock of the company, excluding stock granted but unexercised under company stock option plans.

        13. disclose the process and formulas upon which short- and long-term incentive compensation is determined for corporate officers.

Proxy Reports - We utilize Proxy Edge for all our client portfolios ensuring complete and accurate voting records.

                                            PART C

Item 23. Exhibits

(a) Agreement and Declaration of Trust.

         (1) Form of Agreement and Declaration of Trust. (A)

         (2) Form of Amendment to the Agreement and Declaration of Trust. (B)

         (3) Certificate of Amendment to the Certificate of Trust. (B)

(b) By-Laws:

         (1)  By-Laws dated October 25, 1996. (A)

         (2) Amendment to the By-Laws of the Trust. (B)

(c) Instruments Defining Rights of Security Holder--not applicable.

(d) Investment Management Agreements:

         (1) Form of Investment Management Agreement with City National Asset Management, Inc.

                 (i) Form of Amended Appendices to Investment Management Agreement. (R)

         (2) Form of Investment Management Agreement with CCM Advisors, LLC. (J)

                 (i) Expense Limitation Agreement with CCM Advisors, LLC. (M).

                 (ii) Letter from CCM Advisors, LLC Regarding One-Year Expense Limitation. (M).

         (3) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and HSBC Halbis Partners (USA), Inc. with respect to High Yield Bond Fund. (L)

         (4) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Reed Conner & Birdwell LLC with respect to RCB Small Cap Value Fund. (J)

                 (i) Expense Limitation Agreement among CNI Charter Funds, City
               National Asset Management, Inc. and Reed Conner & Birdwell LLC.
               (R)

         (5) Form of Investment Manager Agreement between City National Asset Management, Inc. and SKBA Capital Management, LLC with respect to Opportunistic Value Fund. (R)

                 (i) Form of Expense Limitation Agreement among CNI Charter Funds, City National Asset Management, Inc. and SKBA Capital Management, LLC. (R)

         (5) Form of Investment Manager Agreement between CCM Advisors, LLC and AMBS Investment Counsel, LLC with respect to AHA Diversified Equity Fund. (O)

         (6) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Diversified Equity Fund. (O)

         (7) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Balanced Fund. (J)

         (8) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Diversified Equity Fund. (J)

         (9) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Socially Responsible Equity Fund. (J)

         (10) Form of Investment Manager Agreement between CCM Advisors, LLC and Patterson Capital Corporation with respect to AHA Limited Maturity Fixed Income Fund. (J)

         (11) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Full Maturity Fixed Income Fund. (J)

         (12) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Balanced Fund.
         (J)

         (13) Form of Investment Manager Agreement between CCM Advisors, LLC and City National Asset Management, Inc. with respect to AHA Limited Maturity Fixed Income Fund. (J)

         (14) Investment Manager Agreement between CCM Advisors and Boyd Watterson Asset Management, LLC with respect to AHA Full Maturity Fixed Income Fund. (Q)

         (15) Form of Investment Manager Agreement between CCM Advisors and Turner Investment Partners, Inc. with respect to AHA Diversified Equity Fund. (R)

(e) Form of Distribution Agreement. (B)

(f) Bonus or Profit Sharing Contracts - not applicable.

(g) Form of Custody Agreement. (B)

         (1) Form of Supplement to Custody Agreement. (C)

         (2) Form of Amendment to Custody Agreement. (I)

         (3) Form of Amendment and Assignment of Custody Agreement. (O)

 (h) Other Material Contracts:

         (1) Form of Administrative Services Agreement. (B)

                 (i) Schedule to Administrative Services Agreement. (D)

                 (ii) Form of Supplement to Administrative Services Agreement.
         (C)

                 (iii) Form of Amendment to Administrative Services Agreement.
         (I)

                 (iv) Amendment to Administrative Services Agreement. (R)

                 (v) Form of Amended Appendices to Amendment to Administrative Services Agreement. (R)

         (2) Form of Transfer Agent Agreement. (B)

                 (i) Form of Amended Schedule to Transfer Agent Agreement. (R)

                 (ii) Form of Supplement to Transfer Agent Agreement. (C)

                 (iii) Form of Amendment to Transfer Agency Agreement. (H)

                 (iv) Form of Amendment to Transfer Agency Agreement. (I)

                 (v) Form of Sub-Transfer Agent Agreement. (J)

                 (vi) Assignment of Transfer Agency Agreement. (Q)

                 (vii) Amendment to Transfer Agency Agreement. (R)

         (3) Form of Amended and Restated Shareholder Services Agreement with City National Bank. (O)


                 (i) Shareholder Services Fee Limitation Agreement. (R)

                 (ii) Form of Amended Appendix to Amended and Restated
                Shareholder Services Agreement. (R)

         (4) Form of Shareholder Services Agreement with CCM Advisors, LLC. (O)

                 (i) Shareholder Services Fee Limitation Agreement. (R)


 (i)  Legal Counsel's Consent. (Q)

         (1) Legal Counsel's Opinion. (F)

         (2) Legal Counsel's Opinion. (D)

         (3) Legal Counsel's Opinion. (E)

         (4) Legal Counsel's Opinion. (K)

         (5) Legal Counsel's Opinion. (P)

         (6) Form of Legal Counsel's Opinion. (R)


(j) Other Opinions - Independent Auditors' Consent.

         (1) KPMG, LLP. (Q)

         (2)  Ernst & Young, LLP. (N)

(k) Omitted Financial Statements - not applicable.

(l) Initial Capital Agreement. (A)

(m) Distribution Plans.

         (1)  Form of Rule 12b-1 Plan. (R)

         (2) Form of Sub-Distribution Agreement. (O)

(n) Form of Amended and Restated Multiple Class Plan. (R)


(o) Reserved.

(p) Codes of Ethics.

         (1) CNI Charter Funds (M).

         (2) City National Asset Management, Inc. (N)

         (3) SEI Investments Distribution Co. (H)

         (4) HSBC Capital Management (USA), Inc. (L)

         (5) Reed Conner & Birdwell LLC. (I)

         (6) SEI Investments Global Funds Services. (I)

         (7) CCM Advisors, LLC. (Q)

         (8) AMBS Investment Counsel, LLC (N)

         (9) Freeman Associates Investment Management LLC. (J)

         (10) The Patterson Capital Corporation. (R)

         (11) Robert W. Baird & Co. Incorporated. (J)

         (12) SKBA Capital Management, LLC. (R)

         (13) Boyd Watterson Asset Management, LLC. (L)

         (14) Turner Investment Partners, Inc. (R)

(q) Power of Attorney - filed herewith as Exhibit 99(d)(1).


-------------------------------------------
(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.
(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.
(C) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.
(D) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.
(E) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.
(F) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.
(G) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 14 (333-16093) on June 12, 2000 and incorporated herein by reference.
(H) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.
(I) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.
(J) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 25 (333-16093) on May 13, 2005 and incorporated herein by reference.
(K) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 28 (333-16093) on October 12, 2005 and incorporated herein by reference.
(L) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 29 (333-16093) on January 27, 2006 and incorporated herein by reference.
(M) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 30 (333-16093) on May 30, 2006 and incorporated herein by reference.
(N) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 31 (333-16093) on January 29, 2007 and incorporated herein by reference.
(O) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 32 (333-16093) on June 27, 2007 and incorporated herein by reference.
(P) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 33 (333-16093) on September 21, 2007 and incorporated herein by reference.
(Q) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 34 (333-16093) on January 28, 2008 and incorporated herein by reference.

(R) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 35 (333-16093) on March 10, 2008 and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Funds

         Not applicable.

Item 25.  Indemnification

        Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

        "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

        Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 26.  Business and Other Connections of Investment Advisers

CITY NATIONAL ASSET MANAGEMENT, INC.

        City National Asset Management, Inc. ("CNAM"), a wholly-owned subsidiary of City National Bank ("CNB") and an indirect wholly owned subsidiary of City National Corporation ("CNC"), serves as investment adviser to Registrant's Large Cap Growth Equity Fund, Large Cap Value Equity Fund, RCB Small Cap Value Fund, Multi-Asset Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund and Opportunistic Value Fund series, and as a sub-adviser to Registrant's AHA Limited Maturity Fixed Income Fund. CNAM's only business is to serve as investment manager or sub-adviser, as applicable, to these series of the Registrant.

        Except as set forth below, to the knowledge of Registrant none of the directors or officers of CNAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage in business for CNB, CNC and/or their affiliates. The principal business address of each person listed in the table below is 400 North Roxbury Drive, Beverly Hills, California 90210.

----------------------------- -----------------------------------------------------------
   Name and Position with                Other Positions and Directorships
         CNAM

----------------------------- -----------------------------------------------------------

Richard A. Weiss              Executive Vice President and Chief Investment Officer,
President, Director           City National Bank (2000-Present); Director, City
                              National Securities (2003-Present); Vice President
                              and Assistant Secretary, CNI Charter Funds
                              (2000-Present).
----------------------------- -----------------------------------------------------------
Barbara Bruser                Senior Vice President and Director of Equities, City
Senior Vice President,        National Bank (2002-Present).
Director
----------------------------- -----------------------------------------------------------



----------------------------- -----------------------------------------------------------
   Name and Position with                Other Positions and Directorships
         CNAM

----------------------------- -----------------------------------------------------------
Brian L. Garbe                Senior Vice President and Director of Research, City
Senior Vice President,        National Bank (1999-Present).
Director
----------------------------- -----------------------------------------------------------
Oliver P. Campbell            Senior Vice President and Senior Trader, City National
Senior Vice President         Bank (2001-Present).
----------------------------- -----------------------------------------------------------
Rodney J. Olea                Senior Vice President and Director of Fixed Income, City
Senior Vice President,        National Bank (1994-Present); Vice President, CNI Charter
Director                      Funds (2000-Present).
----------------------------- -----------------------------------------------------------
Alan Remedios                 Senior Vice President and Senior Portfolio Manager, City
Senior Vice President,        National Bank (1999-Present).
Director
----------------------------- -----------------------------------------------------------
Michele Maslow                Senior Vice President, City National Bank (1998-Present).
Chief Financial Officer
----------------------------- -----------------------------------------------------------
Valerie Y. Lewis              Chief Compliance Officer and Vice President, CNI Charter
Chief Compliance Officer      Funds (2005 - Present); Fund Boards Specialist -
                              Assistant Secretary, Capital Research and Management
                              Company and Capital International, Inc. (1999-2005).
----------------------------- -----------------------------------------------------------
William J. Souza              Senior Trust Counsel, City National Bank (1998-Present).
Chief Legal Officer
----------------------------- -----------------------------------------------------------


CCM ADVISORS, LLC

        CCM Advisors, LLC ("CCMA") is a wholly-owned subsidiary of Convergent Capital Management, LLC ("CCM"), which is a majority-owned subsidiary of CNC. CCMA serves as investment adviser to Registrant's AHA Balanced Fund, AHA Diversified Equity Fund, AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund and AHA Socially Responsible Equity Fund series (collectively, the "AHA Funds"). In addition to serving as an investment adviser to the AHA Funds, CCMA provides investment consulting services.

        Except as set forth below, to the knowledge of Registrant none of the directors or officers of CCMA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage in business for CCM, CNC and/or their affiliates. The principal business address of each person listed in the table below is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603.

-----------------------------  -----------------------------------------------------------
   Name and Position with                Other Positions and Directorships
         CNAM

-----------------------------  -----------------------------------------------------------
Timothy G. Solberg, CFA         Vice President and Assistant Secretary, CNI Charter
Funds Chief Investment Officer  (2005-Present); Director (1995-2005) and Secretary
and Managing Director           (2001-2005), AHA Investment Funds, Inc.
-----------------------------  -----------------------------------------------------------
Jon C. Hunt                     Managing Director and Chief Operating Officer, Convergent
Member                          Capital Management, LLC (2003-present)
-----------------------------  -----------------------------------------------------------
Richard H. Adler                President and Chief Executive Officer, Convergent Capital
Member                          Management, LLC (2003-present)
-----------------------------  -----------------------------------------------------------
Gregory Francoeur               Chief Financial Officer, Convergent Capital Management,
Director                        LLC (1997-present)
-----------------------------  -----------------------------------------------------------
Susan S. Rudzinski              Compliance Director, Convergent Capital Management, LLC
Chief Compliance Officer        (2006-present); Self-employed Investment Advisory
                                Compliance and Operations Consultant (2005-2006);
                                Manager, Affiliate Contracts, The Burridge Group LLC
                                (2003-2004)
----------------------------- -----------------------------------------------------------

HALBIS CAPITAL MANAGEMENT (USA), INC.

Halbis Capital Management (USA), Inc. ("Halbis"), acts as sub-adviser to the High Yield Bond Fund series of the Registrant. Halbis is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and renders investment advice to a wide variety of individual and institutional clients. Except as set forth below, to the knowledge of Registrant none of the directors or officers of Halbis is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The principal business address of each person listed in the table below is 452 Fifth Avenue, New York, New York 10018.

-------------------------- -----------------------------------------------------
  Name and Position with           Other Positions and Directorships
           HSBC
-------------------------- -----------------------------------------------------
Stephen Baker               Chief Executive Officer of HSBC Investments
Director                    (USA), Inc.
-------------------------- -----------------------------------------------------
Christopher Cheetham        Chief Executive Officer of HSBC Halbis Partners
Director                    (UK) Ltd.
-------------------------- -----------------------------------------------------
Salvatore Iocolano          Chief Compliance Officer of HSBC Halbis Partners
Director                    (USA), Inc. and HSBC Investments (USA), Inc.
-------------------------- -----------------------------------------------------


REED CONNER & BIRDWELL LLC

Reed Conner & Birdwell LLC ("RCB") is an indirect subsidiary of CNC. RCB is the sub-adviser for Registrant's RCB Small Cap Value Fund. RCB is an investment adviser registered under the Investment Advisers Act of 1940. Except as set forth below, to the knowledge of Registrant none of the directors or officers of RCB is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The principal business address of each person listed in the table below is 400 North Roxbury Drive, Beverly Hills, California 90210.

----------------------------- --------------------------------------------------
 Name and Position with             Other Positions and Directorships
          RCB
----------------------------- --------------------------------------------------
Christopher J. Carey           Executive Vice President & Chief Financial
Director                       Officer, City
                               National Bank & City National Corporation
                               Director, Convergent Capital Management, LLC
----------------------------- --------------------------------------------------
William Freeman                Senior Vice President, City National Bank
Director                       Director, Convergent Capital Management, LLC
----------------------------- --------------------------------------------------


AMBS INVESTMENT COUNSEL, LLC

AMBS Investment Counsel, LLC ("AMBS") is a majority-owned subsidiary of CCM, which is a wholly-owned subsidiary of CNC. AMBS is a sub-adviser for a portion of Registrant's AHA Diversified Equity Fund. The principal address of AMBS is 1241 East Beltline, NE, Suite 150, Grand Rapids, Michigan 49525. AMBS is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of AMBS is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with AMBS.


FREEMAN ASSOCIATES INVESTMENT MANAGEMENT LLC

Freeman Associates Investment Management LLC ("Freeman") is a sub-adviser for portions of Registrant's AHA Balanced Fund and AHA Diversified Equity Fund. The principal address of Freeman is 12255 El Camino Real, Suite 200, San Diego CA 92130. Freeman is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Freeman, other than Geoffrey Goodman, Freeman's Chief Compliance Officer, is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Freeman. Prior to joining Freeman in September 2007, Mr. Goodman served as a Senior Vice President with Callaway Golf Company.


SKBA CAPITAL MANAGEMENT

SKBA Capital Management ("SKBA") is a majority-owned subsidiary of CCM, which is a wholly-owned subsidiary of CNC. SKBA is the sub-adviser for Registrant's Opportunistic Value Fund and AHA Socially Responsible Equity Fund and for a portion of Registrant's AHA Diversified Equity Fund. The principal address of SKBA is 44 Montgomery Street, Suite 3500, San Francisco, California 94104. SKBA is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of SKBA is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with SKBA.


THE PATTERSON CAPITAL CORPORATION

The Patterson Capital Corporation ("Patterson") is a sub-adviser for a portion of the Registrant's AHA Limited Maturity Fixed Income Fund. The principal address of Patterson is 2029 Century Park East, Suite 2950, Los Angeles, CA 90025. Patterson is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Patterson is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Patterson.


ROBERT W. BAIRD & CO. INCORPORATED

Robert W. Baird & Co. Incorporated ("Baird") is a sub-adviser for portions of Registrant's AHA Full Maturity Fixed Income Fund and AHA Balanced Fund. The principal address of Baird is 777 East Wisconsin Avenue, Suite 2200 Milwaukee, Wisconsin 53202. Baird is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Baird is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Baird.


BOYD WATTERSON ASSET MANAGEMENT, LLC

Boyd Watterson Asset Management ("Boyd") is a sub-adviser for a portion of Registrant's AHA Full Maturity Fixed Income Fund. The principal address of Boyd is 1801 East Ninth Street, Suite 1400, Cleveland, Ohio 44144. Boyd is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Boyd, other than Bryan Hill, Boyd's Chief Compliance Officer, is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Boyd. Mr. Hill is President of RIA Compliance Consultants, Inc. located at 1905 Harney Street, Suite 530, Omaha, Nebraska 68102.



TURNER INVESTMENT PARTNERS, INC.

Turner Investment Partners, Inc. ("Turner") is a sub-adviser for a portion of Registrant's AHA Diversified Equity Fund. The principal address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312. Turner is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Turner is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Turner.



Item 27.       Principal Underwriter

        (a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for the following funds:


        Fund                                                      Date of Agreement
        ----                                                      -----------------
        SEI Daily Income Trust                                    July 15, 1982
        SEI Liquid Asset Trust                                    November 29, 1982
        SEI Tax Exempt Trust                                      December 3, 1982
        SEI Index Funds                                           July 10, 1985
        SEI Institutional Managed Trust                           January 22, 1987
        SEI Institutional International Trust                     August 30, 1988
        The Advisors' Inner Circle Fund                           November 14, 1991
        The Advisors' Inner Circle Fund II                        January 28, 1993
        Bishop Street Funds                                       January 27, 1995
        SEI Asset Allocation Trust                                April 1, 1996
        SEI Institutional Investments Trust                       June 14, 1996
        Oak Associates Funds                                      February 27, 1998
        CNI Charter Funds                                         April 1, 1999
        iShares Inc.                                              January 28, 2000
        iShares Trust                                             April 25, 2000
        Optique Funds, Inc.                                       November 1, 2000
        Causeway Capital Management Trust                         September 20, 2001
        Barclays Global Investors Funds                           March 31, 2003
        SEI Opportunity Fund, LP                                  October 1, 2003
        The Arbitrage Funds                                       May 17, 2005
        The Turner Funds                                          January 1, 2006
        ProShares Trust                                           November 14, 2005
        Community Reinvestment Act Qualified Investment Fund      January 8. 2007
        Accessor Funds                                            March 1, 2007
        TD Asset Management USA Funds                             July 25, 2007


        The Distributor also provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

        (b) The following are the directors and officers of the Distributor, none of whom serve as officers of the Registrant. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.


------------------------ -------------------------------------------------------
Name                       Position and Offices with Distributor
------------------------ -------------------------------------------------------
William M. Doran           Director
------------------------ -------------------------------------------------------
Edward D. Loughlin         Director
------------------------ -------------------------------------------------------
Wayne M. Withrow           Director
------------------------ -------------------------------------------------------
Kevin Barr                 President & Chief Executive Officer
------------------------ -------------------------------------------------------
Maxine Chou                Chief Financial Officer & Treasurer
------------------------ -------------------------------------------------------
Thomas Rodman              Chief Operations Officer
------------------------ -------------------------------------------------------
John Munch                 General Counsel & Secretary
------------------------ -------------------------------------------------------
Karen LaTourette           Chief Compliance Officer, Anti-Money Laundering
                           Officer & Assistant Secretary
------------------------ -------------------------------------------------------
Mark J. Held               Senior Vice President
------------------------ -------------------------------------------------------
Lori L. White              Vice President & Assistant Secretary
------------------------ -------------------------------------------------------
John Coary                 Vice President & Assistant Secretary
------------------------ -------------------------------------------------------

------------------------ -------------------------------------------------------
John Cronin                Vice President
------------------------ -------------------------------------------------------
Robert McCarthy            Vice President
------------------------ -------------------------------------------------------
Robert Silvestri           Vice President
------------------------ -------------------------------------------------------
Michael Farrell            Vice President
------------------------ -------------------------------------------------------



Item 28.       Location of Accounts and Records.

        The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, SEI Investments Fund Management, One Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6),
(7), (9), (10) and (11) of Rule 31a-1(b)). Such records will be kept by the Registrant at City National Asset Management, Inc., 400 North Roxbury Drive, Beverly Hills, California 90210, and CCM Advisors, LLC, 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 except for those records relating to portfolio transactions of certain sub-advised series of the Registrant as shown below:


------------------------------------------- -------------------------------------------------
Series of Registrant                         Sub-Adviser and Address
------------------------------------------- -------------------------------------------------
RCB Small Cap Value Fund                     Reed Conner & Birdwell LLC
                                             11111 Santa Monica Boulevard, Suite 1700 Los
                                             Angeles, California 90025
-------------------------------------------- --------------------------------------
High Yield Bond Fund                         Halbis Capital Management (USA), Inc.
                                             452 Fifth Avenue
                                             New York, New York 10018
-------------------------------------------- ------------------------------------------------

Opportunistic Value Fund                     SKBA Capital Management, LLC
                                             44 Montgomery Street, Suite 3500
                                             San Francisco, California 94104
-------------------------------------------- ------------------------------------------------
AHA Diversified Equity Fund                  AMBS Investment Counsel, LLC
                                             1241 East Beltline, NE, Suite 150
                                             Grand Rapids, Michigan 49525

                                             Freeman Associates Investment Management LLC
                                             12255 El Camino Real, Suite 200
                                             San Diego CA 92130

                                             SKBA Capital Management, LLC
                                             44 Montgomery Street, Suite 3500
                                             San Francisco, California 94104

                                             Turner Investment Partners, Inc.
                                             1205 Westlakes Drive, Suite 100
                                             Berwyn, Pennsylvania 19312
-------------------------------------------- ------------------------------------------------
AHA Balanced Fund                            Freeman Associates Investment Management LLC
                                             12255 El Camino Real, Suite 200
                                             San Diego CA 92130
-------------------------------------------- ------------------------------------------------


-------------------------------------------- ------------------------------------------------
                                             Robert W. Baird & Co. Incorporated
                                             777 East Wisconsin Avenue, Suite 2200
                                             Milwaukee, Wisconsin 53202
                                             Robert W. Baird & Co. Incorporated
                                             777 East Wisconsin Avenue, Suite 2200
                                             Milwaukee, Wisconsin 53202
-------------------------------------------- ------------------------------------------------
AHA Limited Maturity Fixed Income Fund       The Patterson Capital Corporation
                                             2029 Century Park East, Suite 2950
                                             Los Angeles, California  90025

                                             City National Asset Management, Inc.
                                             400 North Roxbury Drive
                                             Beverly Hills, California 90210
-------------------------------------------- ------------------------------------------------
AHA Full Maturity Fixed Income Fund          Robert W. Baird & Co. Incorporated
                                             777 East Wisconsin Avenue, Suite 2200
                                             Milwaukee, Wisconsin 53202

                                             Boyd Watterson Asset Management, LLC
                                             1801 East Ninth Street, Suite 1400
                                             Cleveland, Ohio 44144

-------------------------------------------- ------------------------------------------------


Item 29.       Management Services.

        There are no management-related service contracts not discussed in Parts A and B.



Item 30.       Undertakings.

        Not applicable.

                                POWER OF ATTORNEY
                                       FOR
                       SECURITIES AND EXCHANGE COMMISSION
                               AND RELATED FILINGS
                        --------------------------------

               Each of the undersigned Trustees and Officers of CNI CHARTER FUNDS (the "Trust") hereby appoints RICHARD WEISS and JOSEPH GALLO (with full power to each of them to act alone), his or her attorney-in-fact and agent, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration statement and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders rulings or filings of proxy materials. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

               Each undersigned Trustee and Officer hereby executes this Power of Attorney as of this 22nd day of May, 2008.





/s/ Irwin G. Barnet                                /s/ William R. Sweet
---------------------------------------           ------------------------------
Irwin G. Barnet                                    William R. Sweet
Trustee                                            Trustee



/s/ Vernon C.Kozlen                                /s/ James R. Wolford
----------------------------------------           -----------------------------
Vernon C. Kozlen                                   James R. Wolford
Trustee                                            Trustee



/s/ Victor Meschures
----------------------------------------
Victor Meschures
Trustee

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 23rd day of May, 2008.

                                            CNI CHARTER FUNDS


                                            By: /s/ Richard Weiss
                                            Richard Weiss
                                            President, Chief Executive Officer


Pursuant to the requirements of the 1933 Act, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Richard Weiss              President &                         May 23, 2008
-----------------
Richard Weiss                  Chief Executive Officer


/s/ Eric Kleinschmidt          Controller &                        May 23, 2008
---------------------
Eric Kleinschmidt              Chief Operating Officer


Irwin G. Barnet*               Trustee                             May 23, 2008
----------------
Irwin G. Barnet


Vernon C. Kozlen *             Trustee                             May 23, 2008
------------------
Vernon C. Kozlen


Victor Meschures*              Trustee                             May 23, 2008
-----------------
Victor Meschures


William R. Sweet*              Trustee                             May 23, 2008
-----------------
William R. Sweet


James R. Wolford*              Trustee                             May 23, 2008
-----------------
James R. Wolford





* By:    /s/ Richard Weiss
         Richard Weiss, Attorney-in-Fact
         pursuant to Power of Attorney